UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

January 31

Date of Fiscal Year End

October 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Parametric Emerging Markets Fund

Parametric Global Small-Cap Fund

Parametric International Equity Fund

Parametric Emerging Markets Fund

October 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.1%

Security	Shares	Value
Argentina — 0.9%
Adecoagro SA(1)	77,700	$621,600
Arcos Dorados Holdings, Inc., Class A	341,000	4,105,640
Banco Macro SA, Class B ADR(1)	129,587	3,357,599
BBVA Banco Frances SA ADR(1)	231,888	1,681,188
Cresud SA ADR	278,630	2,911,684
Grupo Financiero Galicia SA, Class B ADR	322,600	3,122,768
IRSA Inversiones y Representaciones SA ADR	61,510	704,290
MercadoLibre, Inc.	69,300	9,330,205
Pampa Energia SA ADR(1)	188,600	995,808
Petrobras Energia SA ADR	750,308	4,636,903
Telecom Argentina SA ADR(1)	477,251	9,339,802

		$40,807,487

Bangladesh — 0.3%
Aftab Automobiles, Ltd.(1)	256,900	$321,731
Bangladesh Export Import Co., Ltd.(1)	3,195,600	1,205,208
Beximco Pharmaceuticals, Ltd.(1)	448,850	253,854
BSRM Steels, Ltd.	1,044,000	879,200
City Bank, Ltd. (The)(1)	1,231,400	294,326
Grameenphone, Ltd.	460,800	1,135,989
Islami Bank Bangladesh, Ltd.	2,337,100	1,113,432
Khulna Power Co., Ltd.	466,200	283,108
Lankabangla Finance, Ltd.(1)	1,242,500	871,713
Malek Spinning Mills, Ltd.(1)	897,500	341,779
National Bank, Ltd.	5,239,800	759,837
People’s Leasing and Financial Services, Ltd.(1)	1,390,000	388,611
Pubali Bank, Ltd.	1,167,000	471,490
Social Islami Bank, Ltd.	1,902,500	288,696
Square Pharmaceuticals, Ltd.	685,775	1,585,931
Summit Power, Ltd.(1)	608,000	254,117
Titas Gas Transmission & Distribution Co., Ltd.	1,457,000	1,478,285
United Airways Bangladesh, Ltd.(1)	3,753,568	772,954
United Commercial Bank, Ltd.	1,544,750	436,603

		$13,136,864

Botswana — 0.2%
Barclays Bank of Botswana	1,137,465	$746,693
Botswana Insurance Holdings, Ltd.	575,111	713,104
First National Bank of Botswana	6,069,100	2,717,029
Letshego Holdings, Ltd.	12,485,691	3,230,978
Sechaba Breweries, Ltd.	905,550	1,923,399
Standard Chartered Bank Botswana	531,120	724,225

		$10,055,428

Brazil — 6.4%
AES Tiete SA, PFC Shares	189,400	$1,856,270
All America Latina Logistica SA (Units)	669,600	2,393,894
Anhanguera Educacional Participacoes SA	307,100	1,836,434
B2W Companhia Global do Varejo(1)	176,170	1,319,151

Security	Shares	Value
Banco Bradesco SA ADR, PFC Shares	67,291	$970,336
Banco Bradesco SA, PFC Shares	1,193,731	17,198,004
Banco do Brasil SA	561,098	7,427,141
Banco do Estado do Rio Grande do Sul, PFC Shares	164,900	1,187,863
Banco Santander Brasil SA	533,700	3,631,580
BM&F Bovespa SA	962,351	5,423,920
BR Malls Participacoes SA	296,000	2,859,342
BR Properties SA	153,300	1,297,093
Bradespar SA, PFC Shares	121,000	1,438,231
Braskem SA, PFC Shares	89,760	793,049
BRF-Brasil Foods SA	338,540	7,942,472
BRF-Brasil Foods SA ADR	19,900	466,257
Brookfield Incorporacoes SA(1)	842,100	525,880
Centrais Eletricas Brasileiras SA	471,100	2,443,261
CETIP SA - Mercados Organizados	173,900	1,921,826
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	63,069	3,133,273
Cia de Bebidas das Americas ADR, PFC Shares(1)	28,352	1,054,694
Cia de Bebidas das Americas, PFC Shares	431,690	16,060,523
Cia de Concessoes Rodoviarias SA (CCR)	953,100	7,856,210
Cia de Saneamento Basico do Estado de Sao Paulo	393,660	4,171,800
Cia de Saneamento de Minas Gerais-COPASA	72,900	1,182,758
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	49,290	703,117
Cia Energetica de Minas Gerais SA ADR	64,440	578,027
Cia Energetica de Minas Gerais SA, PFC Shares	530,611	4,720,595
Cia Energetica de Sao Paulo, PFC Shares	228,700	2,387,506
Cia Hering	102,400	1,483,250
Cia Paranaense de Energia-Copel, PFC Shares	123,300	1,723,755
Cia Siderurgica Nacional SA	365,800	1,980,351
Cielo SA	409,699	12,424,764
Contax Participacoes SA, PFC Shares	121,500	191,545
Cosan SA Industria e Comercio	53,700	1,073,928
CPFL Energia SA	242,100	2,066,773
Cyrela Brazil Realty SA	221,300	1,645,208
Diagnosticos da America SA	215,900	1,108,250
Duratex SA	102,326	635,672
EcoRodovias Infraestrutura e Logistica SA	217,700	1,475,244
EDP-Energias do Brasil SA	313,400	1,787,945
Eletropaulo Metropolitana SA, Class B, PFC Shares	210,580	936,842
Embraer SA	418,300	3,038,878
Embraer SA ADR	85,948	2,526,012
Eneva SA(1)	300,500	602,300
Estacio Participacoes SA	167,700	1,294,920
Fibria Celulose SA(1)	111,757	1,453,278
Gafisa SA(1)	632,800	851,852
Gerdau SA, PFC Shares	428,500	3,381,341
Gol Linhas Aereas Inteligentes SA, PFC Shares	204,000	1,028,264
Hypermarcas SA	267,800	2,335,371
Iochpe-Maxion SA	115,700	1,408,280
Itau Unibanco Holding SA ADR, PFC Shares	78,727	1,213,183
Itau Unibanco Holding SA, PFC Shares	1,093,590	16,920,938
Itausa-Investimentos Itau SA, PFC Shares	2,081,181	8,974,119
JBS SA	583,825	2,084,343
Klabin SA, PFC Shares	260,000	1,382,602
Kroton Educacional SA	54,900	811,173
Light SA	132,200	1,157,438
LLX Logistica SA(1)	1,596,000	838,266
Localiza Rent a Car SA	157,980	2,575,161

Security	Shares	Value
Lojas Americanas SA, PFC Shares	340,423	$2,510,697
Lojas Renner SA	78,300	2,361,437
Marcopolo SA, PFC Shares	950,200	2,449,619
Marfrig Frigorificos e Comercio de Alimentos SA(1)	287,155	580,600
Metalurgica Gerdau SA, PFC Shares	148,000	1,508,303
MMX Mineracao e Metalicos SA(1)	830,800	313,482
MRV Engenharia e Participacoes SA	338,300	1,454,492
Natura Cosmeticos SA	120,900	2,412,823
OGX Petroleo e Gas Participacoes SA(1)	1,965,400	114,053
Oi SA ADR	190,200	329,046
Oi SA, PFC Shares	1,257,857	2,103,204
PDG Realty SA Empreendimentos e Participacoes(1)	1,224,600	1,100,010
Petroleo Brasileiro SA	43,200	375,576
Petroleo Brasileiro SA ADR	71,900	1,305,704
Petroleo Brasileiro SA, PFC Shares	3,018,600	27,370,004
Randon Participacoes SA, PFC Shares	242,800	1,377,002
Rossi Residencial SA(1)	716,100	878,513
Souza Cruz SA	228,000	2,466,316
Suzano Papel e Celulose SA	437,425	1,766,722
Telefonica Brasil SA, PFC Shares	304,426	6,687,556
Tim Participacoes SA	944,227	4,781,134
Totvs SA	191,090	3,227,603
Tractebel Energia SA	154,500	2,630,764
Ultrapar Participacoes SA	184,384	4,901,695
Usinas Siderurgicas de Minas Gerais SA, PFC Shares	283,250	1,497,054
Vale SA	34,400	546,976
Vale SA ADR	65,300	1,045,453
Vale SA, PFC Shares	1,468,440	21,493,823
Weg SA	236,900	3,085,545

		$289,866,959

Bulgaria — 0.1%
CB First Investment Bank AD(1)	235,000	$366,016
Chimimport AD(1)	329,922	302,306
Corporate Commercial Bank AD(1)	10,400	593,136
MonBat AD	60,235	266,249
Petrol AD(1)	102,500	431,105
Sopharma AD	354,600	809,591

		$2,768,403

Chile — 2.8%
AES Gener SA	3,010,000	$1,806,881
Aguas Andinas SA, Series A	3,899,500	2,641,535
Almendral SA	2,512,600	289,397
Antarchile SA, Series A	173,104	2,652,403
Banco de Chile	50,509,880	7,698,997
Banco de Chile ADR	7,286	669,073
Banco de Credito e Inversiones	77,574	4,535,561
Banco Santander Chile SA	119,001,110	7,313,138
Banmedica SA	484,730	889,500
Besalco SA	1,019,500	1,433,410
Cap SA	120,912	2,511,240
Cencosud SA	1,483,631	6,052,983
CFR Pharmaceuticals SA	4,417,100	1,120,982
Cia Cervecerias Unidas SA	166,590	2,234,209
Cia General de Electricidad SA	368,219	2,091,786
Cia Sud Americana de Vapores SA(1)	5,670,241	263,449
Colbun SA	9,412,410	2,333,579
Corpbanca SA	358,531,770	4,031,514
E.CL SA	693,400	1,081,690

Security	Shares	Value
Embotelladora Andina SA, Class B, PFC Shares	315,241	$1,777,904
Empresa Nacional de Electricidad SA	3,985,163	6,075,964
Empresas CMPC SA	1,993,020	5,929,453
Empresas Copec SA	764,476	11,192,914
Empresas La Polar SA(1)	1,713,400	351,209
Enersis SA	25,224,721	8,469,302
ENTEL SA	134,000	2,062,122
Grupo Security SA	1,737,289	603,685
Inversiones Aguas Metropolitanas SA	614,900	1,140,371
Inversiones La Construccion SA	54,000	810,659
Invexans SA	5,047,652	110,955
Latam Airlines Group SA	362,395	6,002,775
Latam Airlines Group SA BDR	28,260	457,302
Madeco SA(1)	5,047,652	38,430
Molibdenos y Metales SA	65,700	1,051,065
Parque Arauco SA	1,208,000	2,332,283
Quinenco SA	190,344	494,579
Ripley Corp. SA	1,255,600	1,103,016
S.A.C.I. Falabella SA	1,243,800	12,378,511
Salfacorp SA	1,537,800	1,756,349
Sigdo Koppers SA	1,000,231	1,669,492
Sociedad de Inversiones Pampa Calichera SA, Class A	219,730	150,133
Sociedad Matriz SAAM SA	6,242,812	627,511
Sociedad Quimica y Minera de Chile SA, Series B	179,740	5,059,738
Socovesa SA	1,443,206	411,338
Sonda SA	1,526,200	3,962,608
Vina Concha y Toro SA	727,222	1,334,483

		$129,005,478

China — 9.8%
Agile Property Holdings, Ltd.	1,096,000	$1,318,430
Agricultural Bank of China, Ltd., Class H	10,290,000	4,958,700
Air China, Ltd., Class H	2,310,000	1,572,742
Aluminum Corp. of China, Ltd., Class H(1)	3,374,000	1,247,645
Angang Steel Co., Ltd., Class H(1)	1,226,000	742,279
Anhui Conch Cement Co., Ltd., Class H	906,500	3,169,325
Anta Sports Products, Ltd.	1,021,000	1,461,887
AsiaInfo-Linkage, Inc.(1)	72,600	842,160
Baidu, Inc. ADR(1)	139,600	22,461,640
Bank of China, Ltd., Class H	25,792,000	12,143,125
Bank of Communications, Ltd., Class H	3,583,900	2,626,069
Beijing Capital International Airport Co., Ltd., Class H	1,568,000	1,101,589
Beijing Enterprises Holdings, Ltd.	309,500	2,532,604
Belle International Holdings, Ltd.	1,079,000	1,513,070
BYD Co., Ltd., Class H(1)	607,200	3,014,287
Chaoda Modern Agriculture Holdings, Ltd.(1)(2)	2,391,958	0
China Agri-Industries Holdings, Ltd.	2,074,000	968,693
China Bluechemical, Ltd., Class H	1,270,000	814,706
China CITIC Bank Corp., Ltd., Class H	4,367,000	2,455,209
China Coal Energy Co., Class H	3,400,000	2,081,948
China Communications Construction Co., Ltd., Class H	2,930,000	2,387,729
China Communications Services Corp., Ltd., Class H	2,540,000	1,569,935
China Construction Bank Corp., Class H	30,403,630	23,654,832
China COSCO Holdings Co., Ltd., Class H(1)	2,694,975	1,282,978
China Dongxiang (Group) Co., Ltd.	4,257,000	664,005
China Eastern Airlines Corp., Ltd., Class H(1)	1,120,000	385,534
China Everbright International, Ltd.	1,986,000	1,984,957
China Everbright, Ltd.	536,000	794,981
China High Speed Transmission Equipment Group Co., Ltd.(1)	2,184,000	1,171,765
China International Marine Containers Co., Ltd., Class B	482,672	908,922
China Life Insurance Co., Ltd., Class H	2,896,000	7,644,799

Security	Shares	Value
China Longyuan Power Group Corp., Class H	2,266,000	$2,604,159
China Mengniu Dairy Co., Ltd.	960,000	4,204,381
China Merchants Bank Co., Ltd., Class H	1,723,524	3,427,044
China Merchants Holdings (International) Co., Ltd.	710,035	2,512,490
China Minsheng Banking Corp., Ltd., Class H	2,629,700	3,013,471
China Mobile, Ltd.	3,519,000	36,568,217
China National Building Material Co., Ltd., Class H	2,124,000	2,073,969
China Oilfield Services, Ltd., Class H	1,090,000	3,046,206
China Overseas Land & Investment, Ltd.	1,530,160	4,732,119
China Pacific Insurance (Group) Co., Ltd., Class H	848,000	3,058,882
China Petroleum & Chemical Corp., Class H	14,806,300	11,985,812
China Pharmaceutical Group, Ltd.	1,402,000	873,097
China Railway Construction Corp., Class H	1,592,000	1,742,024
China Railway Group, Ltd., Class H	3,177,000	1,798,132
China Resources Enterprise, Ltd.	842,000	2,976,582
China Resources Gas Group, Ltd.	642,000	1,661,195
China Resources Land, Ltd.	954,000	2,763,644
China Resources Power Holdings Co., Ltd.	1,365,600	3,583,493
China Shenhua Energy Co., Ltd., Class H	2,164,500	6,570,185
China Shineway Pharmaceutical Group, Ltd.	381,000	591,130
China Shipping Container Lines Co., Ltd., Class H(1)	4,252,000	1,052,560
China Shipping Development Co., Ltd., Class H(1)	1,702,000	960,736
China Southern Airlines Co., Ltd., Class H	2,700,000	987,971
China Taiping Insurance Holdings Co., Ltd.(1)	573,400	894,451
China Telecom Corp., Ltd., Class H	10,096,000	5,273,694
China Travel International Investment Hong Kong, Ltd.	4,692,000	907,833
China Unicom (Hong Kong), Ltd.	3,210,372	5,014,461
China Vanke Co., Ltd., Class B	667,820	1,127,640
China Yurun Food Group, Ltd.(1)	1,776,000	1,178,618
China Zhongwang Holdings, Ltd.(1)	464,000	151,444
Chongqing Changan Automobile Co., Ltd., Class B	1,100,286	2,028,567
Citic Pacific, Ltd.	1,152,000	1,633,917
CNOOC, Ltd.	9,135,000	18,533,645
Cosco Pacific, Ltd.	1,516,000	2,200,390
Country Garden Holdings Co.	3,294,631	2,267,726
Ctrip.com International, Ltd. ADR(1)	252,800	13,714,400
Datang International Power Generation Co., Ltd., Class H	3,414,000	1,563,665
Dongfeng Motor Group Co., Ltd., Class H	1,966,000	2,769,426
Golden Eagle Retail Group, Ltd.	739,000	1,095,457
Great Wall Motor Co., Ltd., Class H	862,500	5,058,403
Guangdong Investment, Ltd.	2,022,000	1,738,016
Guangzhou Automobile Group Co., Ltd., Class H	1,892,013	2,243,119
Guangzhou R&F Properties Co., Ltd., Class H	682,000	1,194,886
Hengan International Group Co., Ltd.	149,500	1,831,523
Hengdeli Holdings, Ltd.	2,681,800	636,530
Hidili Industry International Development, Ltd.(1)	594,000	98,640
Home Inns & Hotels Management, Inc. ADR(1)	50,000	1,742,000
Huaneng Power International, Inc., Class H	2,746,000	2,855,687
Industrial & Commercial Bank of China, Ltd., Class H	29,700,000	20,782,132
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	401,700	354,059
Inner Mongolia Yitai Coal Co., Ltd., Class B	669,000	1,322,787
Jiangsu Expressway Co., Ltd., Class H	1,152,000	1,445,401
Jiangxi Copper Co., Ltd., Class H	1,092,000	2,096,390
Kingboard Chemical Holdings, Ltd.	648,600	1,688,046
Kunlun Energy Co., Ltd.	2,206,000	3,614,393
Lee & Man Paper Manufacturing, Ltd.	1,220,000	873,418
Lenovo Group, Ltd.	3,736,000	3,992,375
Li Ning Co., Ltd.(1)	255,500	232,634
Maanshan Iron & Steel Co., Ltd., Class H(1)	2,294,000	585,696
Mindray Medical International, Ltd. ADR	59,100	2,222,751
NetEase.com, Inc. ADR	48,000	3,240,480

Security	Shares	Value
New Oriental Education & Technology Group, Inc. ADR	488,600	$12,806,206
Nine Dragons Paper Holdings, Ltd.	1,753,000	1,444,125
PetroChina Co., Ltd., Class H	11,966,000	13,626,649
PICC Property & Casualty Co., Ltd., Class H	1,918,000	2,926,282
Ping An Insurance (Group) Co. of China, Ltd., Class H	769,500	6,067,703
Poly Property Group Co., Ltd.	1,918,000	1,180,854
Renhe Commercial Holdings Co., Ltd.(1)	6,322,000	355,675
Semiconductor Manufacturing International Corp.(1)	23,397,000	1,730,853
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,396,000	1,307,241
Shanghai Electric Group Co., Ltd., Class H	2,414,000	849,865
Shanghai Industrial Holdings, Ltd.	304,000	999,324
Shimao Property Holdings, Ltd.	665,000	1,666,180
SINA Corp.(1)	43,500	3,634,860
Sino Biopharmaceutical, Ltd.	2,052,000	1,439,707
Sino-Ocean Land Holdings, Ltd.	1,720,500	1,090,969
Sinopec Shanghai Petrochemical Co., Ltd., Class H	2,931,000	774,117
Sinopharm Group Co., Ltd., Class H	374,800	1,012,771
Sinotrans Shipping, Ltd.	1,000,000	328,885
Sohu.com, Inc.(1)	38,400	2,571,264
Sound Global, Ltd.(1)	691,000	388,133
Standard Chartered PLC	42,786	1,032,458
Sun Art Retail Group, Ltd.	1,476,000	2,413,811
Tencent Holdings, Ltd.	510,800	27,867,296
Tingyi (Cayman Islands) Holding Corp.	1,266,000	3,576,730
Tsingtao Brewery Co., Ltd., Class H	254,000	2,078,483
Want Want China Holdings, Ltd.	3,750,000	5,746,599
Weichai Power Co., Ltd., Class H	456,400	1,826,793
Wumart Stores, Inc., Class H	321,000	534,566
WuXi PharmaTech (Cayman), Inc. ADR(1)	61,900	1,810,575
Yangzijiang Shipbuilding Holdings, Ltd.	1,809,000	1,716,095
Yantai Changyu Pioneer Wine Co., Ltd., Class B	144,216	459,417
Yanzhou Coal Mining Co., Ltd., Class H	1,764,000	1,827,545
Zhaojin Mining Industry Co., Ltd., Class H	1,140,000	916,311
Zhejiang Expressway Co., Ltd., Class H	1,404,000	1,281,802
Zhuzhou CSR Times Electric Co., Ltd., Class H	513,000	1,821,507
Zijin Mining Group Co., Ltd., Class H	6,290,000	1,464,947
ZTE Corp., Class H(1)	730,753	1,592,554

		$446,637,896

Colombia — 1.5%
Almacenes Exito SA	452,090	$7,573,257
Banco Davivienda SA, PFC Shares	98,800	1,295,857
Banco de Bogota	79,280	2,807,803
Bancolombia SA ADR, PFC Shares	137,200	7,701,036
Bolsa de Valores de Colombia	46,242,700	588,923
Cementos Argos SA	360,540	1,903,345
Cia Colombiana de Inversiones SA	809,070	2,599,490
Corporacion Financiera Colombiana SA	56,225	1,170,048
Ecopetrol SA	3,882,490	9,232,544
Empresa de Energia de Bogota SA	3,474,085	2,919,013
Empresa de Telecommunicaciones de Bogota SA	2,532,380	519,229
Fabricato SA(1)	36,122,860	273,926
Grupo Argos SA	311,950	3,616,764
Grupo Argos SA, PFC Shares	108,995	1,264,845
Grupo Aval Acciones y Valores SA	3,145,485	2,210,741
Grupo Aval Acciones y Valores SA, PFC Shares	4,148,400	2,882,736
Grupo de Inversiones Suramericana	215,370	4,267,908
Grupo Nutresa SA	432,855	6,175,964
Grupo Odinsa SA	150,661	687,881
Interconexion Electrica SA	825,160	4,081,432
ISAGEN SA ESP	1,935,100	3,088,225
Tableros y Maderas de Caldas	188,378,738	796,380

		$67,657,347

Security	Shares	Value
Croatia — 0.4%
Adris Grupa DD, PFC Shares	50,044	$2,367,508
Atlantic Grupa DD	5,200	611,126
Atlantska Plovidba DD(1)	22,867	1,431,293
Croatia Osiguranje DD(1)	500	537,695
Dalekovod DD(1)	51,895	242,828
Ericsson Nikola Tesla	6,040	1,537,184
Hrvatski Telekom DD	199,470	5,939,686
INA Industrija Nafte DD	900	616,401
Koncar-Elektroindustrija DD	14,719	1,887,263
Kras DD(1)	7,262	503,924
Petrokemija DD(1)	25,975	828,962
Podravka Prehrambena Industrija DD(1)	31,335	1,367,325
Privredna Banka Zagreb DD	3,177	234,979
Zagrebacka Banka DD(1)	176,195	846,337

		$18,952,511

Czech Republic — 1.8%
CEZ AS	949,960	$27,336,702
Fortuna Entertainment Group NV	246,600	1,450,937
Komercni Banka AS	107,064	26,520,606
New World Resources PLC, Class A	1,183,100	1,691,741
Pegas Nonwovens SA	96,614	2,998,514
Philip Morris CR AS	9,113	5,183,257
Telefonica 02 Czech Republic AS	682,404	11,126,889
Unipetrol AS(1)	617,307	5,532,268

		$81,840,914

Egypt — 1.5%
Alexandria Mineral Oils Co.	171,820	$1,566,463
Amer Group Holding	4,390,500	363,308
Arab Cotton Ginning	1,993,380	1,400,969
Citadel Capital Co.(1)	2,280,400	1,157,244
Commercial International Bank	2,373,204	14,683,212
Eastern Tobacco	215,704	3,221,054
Egypt Kuwaiti Holding Co.	1,849,596	1,736,366
Egyptian Financial Group-Hermes Holding SAE(1)	2,101,605	2,435,617
Egyptian Resorts Co.(1)	4,721,950	690,914
El Ezz Aldekhela Steel Alexa Co.	4,000	364,903
El Sewedy Cables Holding Co.	216,774	865,126
Ezz Steel(1)	1,117,345	2,069,879
Global Telecom Holding SAE(1)	12,928,866	8,834,672
Juhayna Food Industries	3,306,227	6,090,444
Maridive & Oil Services SAE(1)	1,761,799	1,935,676
Misr Beni-Suef Cement Co.	69,150	481,919
National Societe General Bank	256,828	1,021,164
Orascom Telecom Media and Technology Holding SAE	14,946,609	1,450,988
Oriental Weavers Co.	187,375	816,103
Palm Hills Developments SAE(1)	2,887,500	1,043,085
Pioneers Holding(1)	1,229,900	831,370
Sidi Kerir Petrochemicals Co.	1,463,400	3,544,434
Six of October Development & Investment Co.(1)	314,964	1,098,247
South Valley Cement(1)	704,261	504,553
Talaat Moustafa Group(1)	5,219,460	4,199,445
Telecom Egypt	1,949,337	3,838,337

		$66,245,492

Security	Shares	Value
Estonia — 0.2%
AS Merko Ehitus	50,618	$508,476
AS Nordecon International(1)	145,374	197,407
AS Olympic Entertainment Group	503,790	1,313,107
AS Tallink Group	3,623,652	4,735,506
AS Tallinna Kaubamaja	137,340	1,019,395
AS Tallinna Vesi	58,790	902,933

		$8,676,824

Ghana — 0.1%
Aluworks Ghana, Ltd.(1)	457,409	$12,362
CAL Bank, Ltd.	1,298,010	580,010
Ghana Commercial Bank, Ltd.	1,554,441	3,496,533
HFC Bank Ghana, Ltd.	1,235,326	383,953
Produce Buying Co., Ltd.	582,428	44,600
Standard Chartered Bank of Ghana, Ltd.	148,200	1,020,674

		$5,538,132

Greece — 1.2%
Aegean Marine Petroleum Network, Inc.	63,900	$627,498
Alpha Bank AE(1)	3,149,831	2,821,403
Costamare, Inc.	59,069	1,096,911
Diana Containerships, Inc.	76,800	317,952
Diana Shipping, Inc.(1)	114,191	1,294,926
DryShips, Inc.(1)	625,300	1,719,575
Ellaktor SA(1)	500,909	2,176,877
Folli Follie SA(1)	77,812	2,311,172
Frigoglass SA(1)	88,512	708,069
GasLog, Ltd.	50,497	751,395
GEK Terna Holding Real Estate Construction SA(1)	249,178	1,060,847
Hellenic Exchanges SA	118,591	1,246,517
Hellenic Petroleum SA	151,320	1,967,627
Hellenic Telecommunications Organization SA(1)	403,420	5,077,207
Intralot SA	344,928	910,519
JUMBO SA(1)	169,338	2,272,110
Marfin Investment Group Holdings SA(1)	1,074,258	684,909
Metka SA	94,577	1,775,715
Motor Oil (Hellas) Corinth Refineries SA	141,143	1,677,947
Mytilineos Holdings SA(1)	206,853	1,670,317
National Bank of Greece SA(1)	670,588	3,808,827
Navios Maritime Acqisition Corp.	125,400	500,346
Navios Maritime Holdings, Inc.	124,986	884,901
OPAP SA	488,548	6,066,632
Piraeus Bank SA(1)	1,737,650	3,627,314
Public Power Corp. SA	180,281	2,679,280
Safe Bulkers, Inc.	62,900	469,234
StealthGas, Inc.(1)	80,300	923,450
Titan Cement Co. SA(1)	87,711	2,385,801
Tsakos Energy Navigation, Ltd.	126,700	634,767
Viohalco, Hellenic Copper and Aluminum Industry SA(1)	186,645	1,847,540

		$55,997,585

Hungary — 1.5%
Magyar Telekom Rt.	5,561,100	$7,625,227
MOL Hungarian Oil & Gas Rt.	273,281	18,685,265
OTP Bank Rt.	1,087,430	22,558,930
Richter Gedeon Nyrt.	1,061,000	20,175,274

		$69,044,696

Security	Shares	Value
India — 6.2%
ABB, Ltd.	19,900	$202,323
ACC, Ltd.	64,370	1,188,147
Adani Enterprises, Ltd.	397,200	1,340,161
Adani Ports and Special Economic Zone, Ltd.	1,003,100	2,369,783
Aditya Birla Nuvo, Ltd.	17,702	352,076
Amtek Auto, Ltd.	152,500	160,760
Asian Paints, Ltd.	270,300	2,366,530
Axis Bank, Ltd.	186,000	3,703,484
Bajaj Auto, Ltd.	59,560	2,063,286
Bank of Baroda	114,960	1,206,061
Bank of India	247,400	852,241
Bharat Forge, Ltd.	63,650	308,702
Bharat Heavy Electricals, Ltd.	726,400	1,666,893
Bharat Petroleum Corp., Ltd.	253,200	1,478,498
Bharti Airtel, Ltd.	2,248,160	13,396,763
Biocon, Ltd.	101,600	571,018
Cairn India, Ltd.	503,800	2,616,229
Canara Bank, Ltd.	176,800	744,879
Cipla, Ltd.	287,310	1,933,378
Coal India, Ltd.	623,800	2,930,425
Colgate-Palmolive (India), Ltd.	24,900	501,786
Container Corp. of India, Ltd.	54,240	669,851
Crompton Greaves, Ltd.	213,600	366,880
Cummins India, Ltd.	49,900	321,017
Dabur India, Ltd.	364,400	1,053,378
Divi’s Laboratories, Ltd.	46,800	739,899
DLF, Ltd.	445,700	1,098,387
Dr. Reddy’s Laboratories, Ltd.	73,620	2,909,050
Educomp Solutions, Ltd.(1)	157,865	61,259
Essar Oil, Ltd.(1)	425,030	360,182
Financial Technologies India, Ltd.	32,600	92,018
GAIL (India), Ltd.	585,050	3,352,185
GlaxoSmithKline Pharmaceuticals, Ltd.	8,680	343,046
Glenmark Pharmaceuticals, Ltd.	125,460	1,145,447
GMR Infrastructure, Ltd.	1,721,400	606,991
Grasim Industries, Ltd.	8,158	373,402
Gujarat Ambuja Cements, Ltd.	657,400	2,001,979
Gujarat State Petronet, Ltd.	383,800	349,414
GVK Power & Infrastructure, Ltd.(1)	2,796,900	329,816
HCL Technologies, Ltd.	199,400	3,547,286
HDFC Bank, Ltd.	912,320	10,147,492
Hero MotoCorp, Ltd.	60,900	2,052,627
Hindalco Industries, Ltd.	886,210	1,661,967
Hindustan Petroleum Corp., Ltd.	220,900	723,084
Hindustan Unilever, Ltd.	709,000	7,007,328
Hindustan Zinc, Ltd.	148,400	321,420
Housing Development & Infrastructure, Ltd.(1)	1,151,714	801,036
Housing Development Finance Corp., Ltd.	1,278,300	17,802,875
ICICI Bank, Ltd.	450,570	8,180,538
IDBI Bank, Ltd.	367,000	403,706
Idea Cellular, Ltd.	1,624,900	4,550,110
IDFC, Ltd.	1,075,200	1,858,150
IFCI, Ltd.	1,864,200	739,074
Indiabulls Housing Finance, Ltd.	165,200	567,833
Indiabulls Real Estate, Ltd.	646,300	659,958
Indian Hotels Co., Ltd.	164,280	130,987
Indian Oil Corp., Ltd.	242,400	799,610
Infosys, Ltd.	459,300	24,457,244
ITC, Ltd.	1,313,460	7,138,327

Security	Shares	Value
IVRCL, Ltd.(1)	1,113,900	$237,031
Jaiprakash Associates, Ltd.	1,722,800	1,335,441
Jindal Steel & Power, Ltd.	437,200	1,712,524
JSW Steel, Ltd.	163,300	2,288,107
Kotak Mahindra Bank, Ltd.	234,100	2,871,077
Lanco Infratech, Ltd.(1)	2,361,100	235,864
Larsen & Toubro, Ltd.	258,090	4,085,815
LIC Housing Finance, Ltd.	351,400	1,286,639
Lupin, Ltd.	148,500	2,140,067
Mahindra & Mahindra, Ltd.	226,260	3,258,317
Maruti Suzuki India, Ltd.	67,750	1,804,770
Mphasis, Ltd.	39,900	274,601
Nestle India, Ltd.	11,930	1,087,559
Nicholas Piramal India, Ltd.	76,807	703,091
NTPC, Ltd.	2,333,600	5,649,529
Oil & Natural Gas Corp., Ltd.	1,829,680	8,716,255
Oracle Financial Service Software, Ltd.(1)	16,500	859,218
Power Grid Corporation of India, Ltd.	1,946,900	3,201,970
Ranbaxy Laboratories, Ltd.(1)	158,960	1,011,181
Reliance Capital, Ltd.	153,735	929,595
Reliance Communications, Ltd.	1,731,560	4,163,875
Reliance Industries, Ltd.	1,404,338	20,901,916
Reliance Infrastructure, Ltd.	288,300	2,027,909
Reliance Power, Ltd.(1)	1,400,250	1,668,301
Sesa Sterlite, Ltd.	1,223,612	4,002,064
Shree Renuka Sugars, Ltd.	777,100	285,523
Siemens India, Ltd.	47,180	452,458
State Bank of India	99,200	2,897,846
State Bank of India GDR	9,600	562,890
Steel Authority of India, Ltd.	646,200	653,038
Sun Pharmaceuticals Industries, Ltd.	595,400	5,880,608
Sun TV Network, Ltd.	147,473	1,006,337
Suzlon Energy, Ltd.(1)	2,099,450	327,648
Tata Communications, Ltd.	127,400	547,700
Tata Consultancy Services, Ltd.	481,600	16,515,516
Tata Motors, Ltd.	742,250	4,600,818
Tata Power Co., Ltd.	1,558,700	2,082,038
Tata Steel, Ltd.	300,796	1,648,545
Tata Tea, Ltd.	279,500	745,761
Tech Mahindra, Ltd.	88,511	2,231,063
Titan Industries, Ltd.	234,100	1,028,155
UltraTech Cement, Ltd.	64,100	2,044,195
Unitech, Ltd.(1)	2,836,900	806,254
United Spirits, Ltd.	64,600	2,702,267
UPL, Ltd.	303,700	809,906
Voltas, Ltd.	296,300	430,725
Wipro, Ltd.	527,679	4,116,866
Yes Bank, Ltd.	209,900	1,257,803
Zee Entertainment Enterprises, Ltd.	373,114	1,613,876

		$283,378,828

Indonesia — 3.0%
Adaro Energy Tbk PT	36,822,500	$3,328,928
AKR Corporindo Tbk PT	4,604,500	1,978,896
Aneka Tambang Tbk PT	10,251,500	1,452,827
Astra Argo Lestari Tbk PT	775,000	1,277,547
Astra International Tbk PT	20,755,000	12,236,909
Bakrie Sumatera Plantations Tbk PT(1)	29,603,500	91,916
Bank Central Asia Tbk PT	12,663,500	11,732,826
Bank Danamon Indonesia Tbk PT	4,504,303	1,719,416

Security	Shares	Value
Bank Mandiri Tbk PT	9,375,500	$7,159,124
Bank Negara Indonesia Persero Tbk PT	8,343,500	3,556,728
Bank Pan Indonesia Tbk PT(1)	4,945,000	315,053
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	12,193,000	986,330
Bank Rakyat Indonesia Tbk PT	10,510,000	7,376,201
Bank Tabungan Negara Tbk PT	10,171,500	875,483
Berlian Laju Tanker Tbk PT(1)(2)	7,544,500	0
Bhakti Investama Tbk PT	49,042,500	1,521,532
Bumi Resources Tbk PT(1)	37,563,000	1,512,619
Bumi Serpong Damai Tbk PT	13,777,500	1,911,200
Charoen Pokphand Indonesia Tbk PT	9,037,500	3,123,485
Delta Dunia Makmur Tbk PT(1)	9,252,500	71,267
Energi Mega Persada Tbk PT(1)	64,369,200	456,513
Gudang Garam Tbk PT	660,000	2,157,878
Harum Energy Tbk PT	2,626,500	732,450
Holcim Indonesia Tbk PT	3,029,000	691,750
Indo Tambangraya Megah Tbk PT	894,000	2,370,464
Indocement Tunggal Prakarsa Tbk PT	3,654,500	6,772,540
Indofood Sukses Makmur Tbk PT	5,470,000	3,222,522
Indosat Tbk PT	1,134,000	442,324
Jasa Marga (Persero) Tbk PT	3,198,000	1,488,796
Kalbe Farma Tbk PT	25,265,000	2,908,841
Lippo Karawaci Tbk PT	22,152,000	2,218,128
Matahari Putra Prima Tbk PT	7,240,000	1,540,086
Medco Energi Internasional Tbk PT	4,497,500	977,298
Pembangunan Perumahan Persero Tbk PT	9,145,000	1,061,169
Perusahaan Gas Negara Tbk PT	15,735,000	7,116,826
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,185,000	1,018,843
Semen Gresik (Persero) Tbk PT	5,897,000	7,502,711
Surya Semesta Internusa Tbk PT	14,275,000	1,012,114
Tambang Batubara Bukit Asam Tbk PT	1,835,500	1,978,589
Telekomunikasi Indonesia Tbk PT	71,869,500	14,949,603
Tower Bersama Infrastructure Tbk PT(1)	2,871,000	1,450,836
Trada Maritime Tbk PT(1)	7,567,500	1,020,181
Unilever Indonesia Tbk PT	1,360,300	3,617,008
United Tractors Tbk PT	3,686,083	5,721,077
Vale Indonesia Tbk PT	4,267,000	934,472
Wijaya Karya Persero Tbk PT	6,880,000	1,170,737
XL Axiata Tbk PT	4,232,500	1,678,888

		$138,440,931

Jordan — 0.7%
Arab Bank PLC	1,401,120	$15,100,815
Arab Potash Co. PLC	46,536	1,929,349
Bank of Jordan	298,710	1,043,463
Capital Bank of Jordan(1)	231,454	386,117
Jordan Ahli Bank(1)	765,591	1,222,992
Jordan Islamic Bank	405,003	1,901,660
Jordan Petroleum Refinery	435,706	3,074,917
Jordan Phosphate Mines	149,908	1,523,588
Jordan Steel	453,091	908,964
Jordan Telecom Corp.	339,850	1,631,150
Jordanian Electric Power Co.	488,876	2,202,579
Royal Jordanian Airlines(1)	455,790	379,456
Taameer Jordan Holdings PSC(1)	1,228,805	206,799
Union Investment Corp.(1)	595,615	1,573,141
Union Land Development(1)	47,830	227,819

		$33,312,809

Security	Shares	Value
Kazakhstan — 0.8%
Eurasian Natural Resources Corp.(1)	1,799,600	$6,484,074
Halyk Savings Bank of Kazakhstan JSC GDR(3)	712,200	5,815,605
Kazakhmys PLC	1,199,900	5,048,351
Kazkommertsbank JSC GDR(1)(3)	340,233	680,315
KazMunaiGas Exploration Production GDR(1)(3)	545,900	7,765,787
Kcell JSC GDR(3)	385,400	6,637,643
Zhaikmunai, LP GDR(3)	243,200	3,162,438

		$35,594,213

Kenya — 1.0%
Athi River Mining, Ltd.	390,500	$370,167
Bamburi Cement Co., Ltd.	606,300	1,518,192
Barclays Bank of Kenya, Ltd.	8,931,260	1,952,952
Co-operative Bank of Kenya, Ltd. (The)	9,284,400	1,955,244
East African Breweries, Ltd.	2,526,280	9,466,718
Equity Bank, Ltd.	12,613,200	5,232,408
KenolKobil, Ltd.(1)	4,090,000	430,916
Kenya Airways, Ltd.	1,264,800	155,691
Kenya Commercial Bank, Ltd.	11,014,620	6,288,032
Kenya Electricity Generating Co., Ltd.	2,321,100	461,713
Kenya Power & Lighting, Ltd.	9,484,354	1,611,077
Mumias Sugar Co., Ltd.	3,844,600	157,499
Nation Media Group, Ltd.	407,184	1,526,362
Safaricom, Ltd.	106,083,272	11,855,599
Standard Chartered Bank Kenya, Ltd.	149,188	533,669

		$43,516,239

Kuwait — 1.5%
Agility Public Warehousing Co. KSC	1,548,750	$3,896,495
Ahli United Bank	303,187	783,851
Al Ahli Bank of Kuwait KSC	510,925	893,930
Al Safat Energy Holding Co. KSCC(1)	1,880,000	351,524
Al Safwa Group Holding Co. KSC(1)(2)	8,080,000	0
Al-Qurain Petrochemicals Co.	2,424,073	1,956,833
Aviation Lease and Finance Co. KSCC	730,000	723,789
Boubyan Bank KSC(1)	499,500	1,081,529
Boubyan Petrochemicals Co.	1,530,000	3,520,540
Burgan Bank SAK	1,038,231	2,133,797
Combined Group Contracting Co.	73,205	347,232
Commercial Bank of Kuwait SAK(1)	365,000	920,347
Commercial Real Estate Co. KSCC	2,186,862	721,006
Gulf Bank(1)	1,859,887	2,641,343
Gulf Cable and Electrical Industries Co.	245,000	834,090
Kuwait Cement Co.	209,520	278,022
Kuwait Finance House KSC	2,314,471	6,734,266
Kuwait Foods Co. (Americana)	425,000	3,707,005
Kuwait International Bank	1,224,000	1,364,860
Kuwait Pipes Industries & Oil Services Co.(1)	1,188,500	404,309
Kuwait Portland Cement Co.	255,000	1,264,818
Kuwait Projects Co. Holdings KSC	1,097,933	2,373,119
Kuwait Real Estate Co.(1)	4,120,000	1,355,147
Mabanee Co. SAKC	932,352	4,035,498
Mena Holding Group(1)(2)	198,000	0
Mobile Telecommunications Co.	3,780,000	9,507,718
National Bank of Kuwait SAK	2,855,412	9,217,051
National Industries Group Holding(1)	3,862,500	3,555,704
National Investment Co.(1)	1,510,000	842,250
National Ranges Co.(1)	7,920,000	756,413
Sultan Center Food Products Co.(1)	4,020,000	1,452,727

		$67,655,213

Security	Shares	Value
Latvia — 0.0%(4)
Grindeks(1)	42,000	$504,783
Latvian Shipping Co.(1)	405,000	259,199

		$763,982

Lebanon — 0.1%
Solidere GDR(1)(3)	320,943	$3,538,693
Solidere, Class A(1)	86,340	970,978
Solidere, Class B(1)	1,726	19,601

		$4,529,272

Lithuania — 0.1%
Apranga PVA	278,536	$959,976
Klaipedos Nafta PVA	1,345,900	590,559
Lesto AB	118,064	115,017
Pieno Zvaigzdes	104,200	289,988
Rokiskio Suris	122,500	262,732
Siauliu Bankas	809,317	308,777

		$2,527,049

Malaysia — 3.1%
Aeon Co. (M) Bhd	165,300	$837,328
Airasia Bhd	1,228,200	1,042,675
Alliance Financial Group Bhd	560,300	921,011
AMMB Holdings Bhd	887,900	2,083,876
Astro Malaysia Holdings Bhd	979,300	899,743
Axiata Group Bhd	2,706,750	5,892,138
Batu Kawan Bhd	210,000	1,302,287
Berjaya Corp. Bhd	2,289,600	391,577
Berjaya Sports Toto Bhd	805,627	1,039,108
Boustead Holdings Bhd	596,210	988,195
British American Tobacco Malaysia Bhd	93,800	1,887,644
Bumi Armada Bhd(1)	2,088,900	2,621,487
Bursa Malaysia Bhd	344,900	878,823
CIMB Group Holdings Bhd	1,771,500	4,210,900
Dialog Group Bhd	2,704,273	2,355,392
Digi.com Bhd	1,873,500	2,967,243
Felda Global Ventures Holdings Bhd	1,358,400	1,932,749
Gamuda Bhd	2,919,700	4,505,964
Genting Bhd	1,448,500	4,809,054
Genting Plantations Bhd	261,700	902,062
Hong Leong Bank Bhd	382,900	1,733,561
Hong Leong Financial Group Bhd	276,000	1,322,886
IGB Corp. Bhd	856,200	722,089
IHH Healthcare Bhd(1)	2,077,100	2,720,074
IJM Corp. Bhd	1,828,190	3,361,497
IOI Corp. Bhd	2,088,118	3,602,147
KLCC Property Holdings Bhd	399,100	816,541
KNM Group Bhd(1)	5,003,150	649,874
Kuala Lumpur Kepong Bhd	284,000	2,078,151
Kulim (Malaysia) Bhd	860,000	926,545
Lafarge Malayan Cement Bhd	942,950	2,977,010
Malayan Banking Bhd	1,980,587	6,139,065
Malaysia Airports Holdings Bhd	342,800	913,987
Malaysia Marine and Heavy Engineering Holdings Bhd	739,000	908,785
Malaysian Resources Corp. Bhd	1,423,500	645,064
Maxis Bhd	1,737,900	3,960,470
Media Prima Bhd	575,000	480,992
MISC Bhd(1)	482,400	780,781

Security	Shares	Value
MMC Corp. Bhd	868,200	$737,145
Mudajaya Group Bhd	510,600	449,642
Multi-Purpose Holdings Bhd	940,340	986,755
Parkson Holdings Bhd	766,578	913,527
Petronas Chemicals Group Bhd	3,748,800	8,447,269
Petronas Dagangan Bhd	507,500	4,921,797
Petronas Gas Bhd	298,800	2,322,853
PPB Group Bhd	404,100	1,881,704
Public Bank Bhd	837,820	4,863,769
Resorts World Bhd	2,155,600	2,950,479
RHB Capital Bhd	733,900	1,836,025
Sapurakencana Petroleum Bhd(1)	5,340,168	6,771,006
Sime Darby Bhd	3,863,639	11,669,964
Sunway Bhd	304,600	268,953
Supermax Corp. Bhd	650,400	543,738
TA Enterprise Bhd	1,323,000	304,063
Tan Chong Motor Holdings Bhd	265,900	530,673
Telekom Malaysia Bhd	1,249,900	2,075,282
Tenaga Nasional Bhd	1,719,525	5,138,485
Top Glove Corp. Bhd	525,500	950,561
UEM Land Holdings Bhd	1,683,050	1,247,069
UMW Holdings Bhd	448,400	1,818,381
Unisem (M) Bhd	1,289,100	361,419
Wah Seong Corp. Bhd	439,687	236,845
WCT Bhd	1,257,800	976,364
YTL Corp. Bhd	2,863,465	1,497,075
YTL Power International Bhd	1,793,521	1,079,917

		$142,989,535

Mauritius — 0.6%
CIM Financial Services, Ltd.	5,283,300	$1,400,553
LUX Island Resorts, Ltd.(1)	842,920	1,036,564
Mauritius Commercial Bank	1,387,300	9,374,617
New Mauritius Hotels, Ltd.	1,630,850	4,929,136
Rogers & Co., Ltd.	167,300	1,112,337
State Bank of Mauritius, Ltd.	127,622,900	4,315,185
Sun Resorts, Ltd.(1)	1,042,199	1,364,064
Terra Mauricia, Ltd.	926,300	1,276,861
United Basalt Products, Ltd.	289,200	906,874
United Docks, Ltd.(1)	27,400	63,493

		$25,779,684

Mexico — 6.0%
Alfa SAB de CV, Series A	6,966,000	$19,071,108
America Movil SAB de CV ADR, Series L	905,400	19,384,614
America Movil SAB de CV, Series L	27,123,050	29,041,293
Bolsa Mexicana de Valores SAB de CV	1,503,700	3,570,456
Cemex SAB de CV ADR(1)	1,222,390	12,932,886
Cemex SAB de CV, Series CPO(1)	10,101,822	10,731,093
Coca-Cola Femsa SA de CV, Series L	359,300	4,378,601
Compartamos SAB de CV	2,788,400	5,413,414
Controladora Comercial Mexicana SA de CV	518,500	2,114,972
Corporacion GEO SAB de CV, Series B(1)(2)	1,144,000	116,441
Desarrolladora Homex SAB de CV(1)	776,450	174,961
Embotelladoras Arca SAB de CV	800,314	4,735,422
Empresas ICA SAB de CV(1)	2,013,500	3,824,141
Fibra Uno Administracion SA de CV	2,173,500	6,730,108
Fomento Economico Mexicano SA de CV ADR	68,600	6,400,380
Fomento Economico Mexicano SAB de CV, Series UBD	1,447,100	13,525,750
Genomma Lab Internacional SA de CV(1)	1,019,300	2,714,800
Grupo Aeroportuario del Pacifico SAB de CV, Class B	442,300	2,303,157
Grupo Aeroportuario del Sureste SAB de CV, Class B	220,600	2,624,932

Security	Shares	Value
Grupo Bimbo SA de CV, Series A	2,277,300	$7,662,417
Grupo Carso SA de CV, Series A1	957,500	5,217,090
Grupo Elektra SA de CV	74,500	2,512,121
Grupo Financiero Banorte SAB de CV, Class O	3,428,600	21,947,665
Grupo Financiero Inbursa SAB de CV, Class O	4,951,200	12,758,194
Grupo Mexico SAB de CV, Series B	4,508,679	14,289,132
Grupo Simec SA de CV, Series B(1)	133,800	498,907
Grupo Televisa SA ADR	160,800	4,894,752
Grupo Televisa SAB, Series CPO	1,487,900	9,053,585
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	1,038,200	2,108,667
Industrias CH SAB de CV, Series B(1)	225,500	1,106,479
Industrias Penoles SA de CV	188,600	5,476,046
Inmuebles Carso SAB de CV(1)	714,800	712,211
Kimberly-Clark de Mexico SAB de CV, Class A	1,727,100	5,251,226
Mexichem SAB de CV	1,483,316	6,180,081
Minera Frisco SAB de CV(1)	714,800	1,835,314
Organizacion Soriana SAB de CV, Class B(1)	120,000	388,312
Promotora y Operadora de Infraestructura SAB de CV(1)	348,200	3,535,842
Ternium SA ADR	46,000	1,199,680
TV Azteca SAB de CV, Series CPO	1,240,300	618,855
Urbi Desarrollos Urbanos SAB de CV(1)(2)	2,260,600	217,618
Wal-Mart de Mexico SAB de CV, Series V	5,879,400	15,285,156

		$272,537,879

Morocco — 0.8%
Alliances Developpement Immobilier SA	22,000	$1,275,556
Attijariwafa Bank	160,000	6,433,436
Banque Centrale Populaire	116,860	2,757,157
Banque Marocaine du Commerce Exterieur (BMCE)	122,817	3,065,540
Banque Marocaine pour le Commerce et l’Industrie (BMCI)	2,860	277,500
Ciments du Maroc	4,580	415,070
Compagnie Generale Immobiliere	9,100	780,519
Cosumar Compagnie Sucriere Marocaine et de Raffinage	3,930	940,412
Credit Immobilier et Hotelier	6,440	221,970
Delta Holding SA(1)	52,900	198,110
Douja Promotion Groupe Addoha SA	370,934	2,636,473
Holcim Maroc SA	7,774	1,519,345
Label Vie	2,100	365,301
Lafarge Ciments	17,410	2,667,800
Managem	9,862	1,603,634
Maroc Telecom	762,524	9,125,711
Samir(1)	15,717	588,105
SONASID (Societe Nationale de Siderurgie)(1)	4,267	497,404
Wafa Assurance	2,730	1,024,778

		$36,393,821

Nigeria — 0.9%
Access Bank PLC	19,423,730	$1,186,879
Africa Prudential Registrars PLC(1)	1,169,236	13,460
Afriland Properties PLC(1)(2)	1,169,236	0
Ashaka Cement PLC	2,154,293	285,966
Dangote Cement PLC	2,333,650	2,795,529
Dangote Flour Mills PLC(1)	2,810,000	173,335
Dangote Sugar Refinery PLC	8,508,432	586,846
Diamond Bank PLC(1)	16,654,000	703,770
Ecobank Transnational, Inc.	12,593,618	1,104,403
Fidelity Bank PLC	22,430,824	374,012
First Bank of Nigeria PLC	32,229,046	3,290,294
First City Monument Bank PLC(1)	23,552,733	534,985
Flour Mills of Nigeria PLC	660,000	349,392
Guaranty Trust Bank PLC	30,623,074	4,871,157

Security	Shares	Value
Guiness Nigeria PLC	924,075	$1,468,477
Intercontinental Wapic Insurance PLC(1)	4,144,876	23,601
Lafarge Cement WAPCO Nigeria PLC	3,107,200	2,013,654
Nestle Nigeria PLC	433,960	3,010,697
Nigerian Breweries PLC	4,353,805	4,783,332
Oando PLC	17,611,194	1,236,033
PZ Cussons Nigeria PLC	1,481,250	354,089
Skye Bank PLC	16,027,300	412,428
UAC of Nigeria PLC	7,144,089	2,965,476
UBA Capital PLC(1)	4,676,946	42,429
Unilever Nigeria PLC	2,757,800	1,058,284
United Bank for Africa PLC	38,584,810	1,911,744
Zenith Bank PLC	33,601,962	4,544,908

		$40,095,180

Oman — 0.7%
Al Anwar Ceramic Tile Co.	309,100	$438,287
Bank Dhofar SAOG	1,533,131	1,431,423
Bank Muscat SAOG	4,050,336	6,279,778
Bank Sohar SAOG	5,208,479	2,785,697
Dhofar International Development & Investment Holding Co.	275,832	451,819
Galfar Engineering & Contracting SAOG	1,882,660	1,515,884
HSBC Bank Oman SAOG	1,709,435	780,319
National Bank of Oman SAOG	1,368,355	1,046,642
Oman Cables Industry SAOG	93,600	491,267
Oman Cement Co. SAOG	741,260	1,524,832
Oman Flour Mills Co. SAOG	561,100	915,415
Oman National Investment Corp. Holdings	272,868	276,001
Oman Telecommunications Co. SAOG	1,240,071	4,977,990
Omani Qatari Telecommunications Co. SAOG	1,590,700	2,173,760
Ominvest	1,243,872	1,425,067
Raysut Cement Co. SAOG	634,209	3,293,011
Renaissance Services SAOG(1)	1,930,523	3,550,372
Shell Oman Marketing Co. SAOG	34,398	203,243

		$33,560,807

Pakistan — 0.7%
Adamjee Insurance Co., Ltd.	464,155	$316,581
Azgard Nine, Ltd.(1)	1,954,200	89,732
Bank Alfalah, Ltd.	4,021,538	851,038
D.G. Khan Cement Co., Ltd.	1,053,232	708,166
Engro Corp., Ltd.(1)	1,080,287	1,291,262
Fauji Fertilizer Bin Qasim, Ltd.	1,184,000	421,772
Fauji Fertilizer Co., Ltd.	1,768,610	1,790,661
Habib Bank, Ltd.	509,107	703,365
Hub Power Co., Ltd.	6,688,300	3,886,692
Kot Addu Power Co., Ltd.	1,009,900	567,277
Lucky Cement, Ltd.	878,300	2,058,423
Millat Tractors, Ltd.	162,140	686,732
Muslim Commercial Bank, Ltd.	2,241,119	5,902,320
National Bank of Pakistan	1,284,040	591,671
Nishat Mills, Ltd.	1,142,810	985,532
Oil & Gas Development Co., Ltd.	1,890,991	4,765,724
Pakistan Oil Fields, Ltd.	278,600	1,251,091
Pakistan Petroleum, Ltd.	1,298,277	2,481,817
Pakistan State Oil Co., Ltd.	440,928	1,136,248
Pakistan Telecommunication Co., Ltd.	2,612,200	654,283
United Bank, Ltd.	745,745	851,736

		$31,992,123

Security	Shares	Value
Peru — 1.5%
Alicorp SA	2,877,500	$9,007,104
Banco Continental SA	319,822	756,593
Casa Grande SAA	99,420	311,920
Cementos Pacasmayo SAA	241,600	576,773
Cia de Minas Buenaventura SA ADR	436,280	6,326,060
Cia Minera Milpo SA	567,882	423,915
Credicorp, Ltd.	129,084	17,639,942
Edegel SA	1,592,100	1,458,324
Edelnor SA	108,248	189,327
Energia del Sur SA	44,784	408,595
Ferreyros SA	5,395,679	3,521,882
Grana y Montero SA	1,826,112	7,935,323
Intergroup Financial Services Corp.	46,000	1,538,700
Luz del Sur SAA	484,850	1,687,271
Minsur SA	1,488,259	751,375
Sociedad Minera Cerro Verde SAA(1)	35,821	923,824
Southern Copper Corp.	415,227	11,605,595
Union Andina de Cementos SAA	624,300	814,989
Volcan Cia Minera SA, Class B	5,423,215	2,542,438

		$68,419,950

Philippines — 1.6%
Aboitiz Equity Ventures, Inc.	3,611,100	$4,253,445
Aboitiz Power Corp.	1,176,200	925,949
Alliance Global Group, Inc.	4,540,000	2,770,185
Ayala Corp.	192,195	2,683,437
Ayala Land, Inc.	4,730,800	3,220,587
Ayala Land, Inc., PFC Shares(2)	3,951,800	9,146
Bank of the Philippine Islands(1)	1,150,751	2,662,837
BDO Unibank, Inc.	1,274,481	2,391,017
Bloomberry Resorts Corp.(1)	5,481,900	1,297,108
DMCI Holdings, Inc.	1,733,600	2,076,658
Energy Development Corp.	6,100,000	818,640
Filinvest Land, Inc.	14,494,000	538,981
First Gen Corp.	1,768,322	657,983
First Philippine Holdings Corp.	228,500	367,430
Globe Telecom, Inc.	18,040	726,757
Holcim Philippines, Inc.	1,492,000	482,651
International Container Terminal Services, Inc.	746,400	1,796,992
JG Summit Holding, Inc.	4,019,900	4,062,515
Jollibee Foods Corp.	725,800	2,981,064
Lopez Holdings Corp.	4,600,000	514,009
LT Group, Inc.	4,594,700	1,765,371
Manila Electric Co.	271,300	1,908,075
Manila Water Co.	727,400	420,653
Megaworld Corp.	12,596,000	1,117,538
Metro Pacific Investments Corp.	7,682,400	867,332
Metropolitan Bank & Trust Co.	835,191	1,722,034
Petron Corp.	2,555,500	733,350
Philex Mining Corp.(1)	6,094,825	1,233,960
Philex Petroleum Corp.(1)	283,500	57,336
Philippine Long Distance Telephone Co.	83,920	5,568,761
Puregold Price Club, Inc.	1,549,000	1,617,219
Robinsons Land Corp.	2,417,100	1,267,944
San Miguel Corp.	716,000	1,259,536
Semirara Mining Corp.	306,600	1,957,477
SM Investments Corp.	359,172	7,115,237
SM Prime Holdings, Inc.	5,515,999	2,443,450
Top Frontier Investment Holdings Inc.(1)	71,600	112,764
Universal Robina Corp.	1,463,200	4,318,828
Vista Land & Lifescapes, Inc.	3,675,000	469,175

		$71,193,431

Security	Shares	Value
Poland — 3.3%
Agora SA(1)	134,330	$502,620
AmRest Holdings SE(1)	7,766	275,774
Asseco Poland SA	445,726	7,281,084
Bank Handlowy w Warszawie SA	50,570	1,943,628
Bank Millennium SA(1)	687,285	1,708,192
Bank Pekao SA	179,638	11,247,503
Bioton SA(1)	42,530,200	414,208
Boryszew SA(1)	4,431,900	746,611
BRE Bank SA	23,504	3,881,780
Budimex SA	25,400	1,068,715
Cinema City International NV(1)	71,200	763,137
Cyfrowy Polsat SA(1)	1,125,528	8,188,141
Enea SA	202,800	954,310
Eurocash SA	447,500	6,874,195
Getin Holding SA	378,250	534,996
Getin Noble Bank SA(1)	2,322,186	2,048,866
Globe Trade Centre SA(1)	457,190	1,180,994
Grupa Azoty SA	40,250	1,064,049
Grupa Kety SA	9,600	592,177
Grupa Lotos SA(1)	124,953	1,524,234
ING Bank Slaski SA(1)	47,450	1,739,716
Jastrzebska Spolka Weglowa SA	51,700	1,116,203
Kernel Holding SA(1)	97,900	1,316,933
KGHM Polska Miedz SA	195,580	7,895,959
KOPEX SA	125,900	450,250
LPP SA	1,711	5,009,125
Lubelski Wegiel Bogdanka SA	45,700	1,688,796
Netia SA(1)	1,111,077	1,838,921
NG2 SA	43,900	1,851,798
Orbis SA	30,000	411,397
Polimex-Mostostal SA(1)	9,735,442	630,608
Polish Oil & Gas	2,349,400	4,321,085
Polska Grupa Energetyczna SA	2,314,800	13,521,726
Polski Koncern Naftowy Orlen SA	435,500	6,143,820
Powszechna Kasa Oszczednosci Bank Polski SA	1,151,310	15,251,341
Powszechny Zaklad Ubezpieczen SA	88,800	13,507,583
Synthos SA	844,500	1,430,243
Tauron Polska Energia SA	3,800,094	6,198,987
Telekomunikacja Polska SA	2,343,250	7,588,937
TVN SA	957,538	4,823,691

		$149,532,333

Qatar — 1.6%
Aamal Co. QSC(1)	169,226	$661,281
Barwa Bank(2)	82,170	145,129
Barwa Real Estate Co.	282,093	2,076,581
Commercial Bank of Qatar	111,767	2,031,935
Doha Bank, Ltd.	100,995	1,525,921
Gulf International Services QSC	310,225	4,989,237
Industries Qatar	292,319	12,801,937
Masraf Al Rayan	861,150	6,939,315
Qatar Electricity & Water Co.	70,280	3,070,841
Qatar Fuel	20,665	1,611,380
Qatar Gas Transport Co., Ltd. (NAKILAT)	806,240	4,243,842
Qatar Insurance Co.	47,100	820,902
Qatar International Islamic Bank	45,943	722,585
Qatar Islamic Bank	113,487	2,105,761
Qatar National Bank	291,574	13,288,400
Qatar National Cement Co.	11,550	324,448

Security	Shares	Value
Qatar National Navigation	114,321	$2,705,913
Qatar Telecom QSC	205,996	7,865,198
United Development Co.	112,224	678,047
Vodafone Qatar (1)	1,007,110	2,520,214

		$71,128,867

Romania — 0.6%
Banca Transilvania(1)	16,436,222	$7,096,018
Biofarm Bucuresti	8,351,488	691,906
BRD-Group Societe Generale(1)	3,791,160	10,626,282
OMV Petrom SA	54,160,300	7,372,031
Transelectrica SA	391,630	1,582,719
TRANSGAZ SA Medias	23,600	1,319,053

		$28,688,009

Russia — 6.5%
Aeroflot-Russian Airlines	352,600	$629,008
CTC Media, Inc.	525,667	6,644,431
Evraz PLC(1)	481,905	910,786
Federal Grid Co. Unified Energy System JSC(1)	702,395,282	2,158,461
Federal Hydrogenerating Co. JSC	188,947,412	3,317,539
Federal Hydrogenerating Co. JSC ADR	348,000	587,318
Globaltrans Investment PLC GDR(3)	136,400	2,075,817
IDGC Holding JSC(1)	55,701,200	1,502,150
LSR Group GDR(3)	186,400	767,171
LUKOIL OAO ADR	409,577	26,824,778
Magnit OJSC	45,600	12,277,460
Magnit OJSC GDR(3)	199,200	12,792,648
Magnitogorsk Iron & Steel Works GDR(3)	105,708	341,602
Mail.ru Group, Ltd. GDR(3)	169,600	6,253,505
Mechel ADR(1)	378,000	1,194,480
MegaFon OAO GDR	104,900	3,805,802
MMC Norilsk Nickel	2,386	361,393
MMC Norilsk Nickel ADR	492,924	7,445,951
Mobile TeleSystems OJSC	1,688,728	17,890,227
Mosenergo	8,811,603	253,043
NovaTek OAO GDR(3)	81,616	11,445,020
Novolipetsk Steel GDR(3)	71,436	1,217,472
OAO Gazprom	73,400	344,230
OAO Gazprom ADR	4,610,254	43,092,033
OAO Inter Rao Ues(1)	3,521,574,300	1,028,300
OAO TMK GDR(3)	64,757	836,142
PIK Group GDR(1)(3)	166,400	335,077
Polymetal International PLC	160,500	1,544,082
Rosneft Oil Co. GDR(3)	867,350	6,843,181
Rostelecom	1,279,622	4,690,456
Rostelecom ADR	20,859	457,646
Sberbank of Russia	7,838,188	25,135,924
Sberbank of Russia ADR	1,431,200	18,251,202
Severstal OAO GDR(3)	162,445	1,415,021
Sistema JSFC	3,124,700	3,485,706
Sistema JSFC GDR(3)	41,430	1,108,494
SOLLERS	24,262	582,918
Surgutneftegas OJSC ADR	788,903	6,955,373
Surgutneftegas OJSC, PFC Shares	6,110,400	4,545,288
Tatneft ADR	179,866	7,388,931
TGK-2(1)	13,779,634	455
Transneft, PFC Shares	1,347	3,447,441
United Co. RUSAL PLC(1)	744,000	226,957

Security	Shares	Value
Uralkali OJSC GDR(3)	210,925	$5,628,336
VimpelCom, Ltd. ADR	562,884	8,099,901
VTB Bank OJSC GDR(3)	2,303,670	6,385,697
X5 Retail Group NV GDR(1)(3)	472,594	7,681,607
Yandex NV, Class A(1)	385,400	14,205,844

		$294,412,304

Slovenia — 0.6%
Gorenje DD(1)	301,465	$1,738,306
KRKA DD	125,705	9,671,358
Luka Koper	118,550	1,788,529
Mercator Poslovni Sistem(1)	18,415	2,000,383
Nova Kreditna Banka Maribor(1)	637,071	226,753
Petrol	8,994	2,642,481
Reinsurance Co. Sava, Ltd.(1)	159,037	1,708,433
Sava DD(1)	18,004	24,357
Telekom Slovenije DD	17,842	2,659,448
Zavarovalnica Triglav DD	123,739	3,142,962

		$25,603,010

South Africa — 6.1%
Adcock Ingram Holdings, Ltd.	138,900	$996,576
AECI, Ltd.	73,130	891,295
African Bank Investments, Ltd.	677,714	1,144,924
African Rainbow Minerals, Ltd.	94,900	1,816,938
Allied Electronics Corp., Ltd., PFC Shares	186,200	426,323
Anglo Platinum, Ltd.(1)	58,680	2,372,151
AngloGold Ashanti, Ltd.	341,471	5,161,131
Aquarius Platinum, Ltd.(1)	173,100	119,505
Arcelormittal South Africa, Ltd.(1)	50,577	199,266
Aspen Pharmacare Holdings, Ltd.	212,931	5,923,657
Aveng, Ltd.(1)	939,990	2,760,195
AVI, Ltd.	206,400	1,212,455
Barclays Africa Group, Ltd.	267,950	4,138,540
Barloworld, Ltd.	643,720	5,766,552
Bidvest Group, Ltd.	598,396	15,943,987
Capital Property Fund	1,259,064	1,341,142
Capitec Bank Holdings, Ltd.	26,400	562,411
Clicks Group, Ltd.	147,300	918,702
DataTec, Ltd.	140,700	803,391
Discovery Holdings, Ltd.	294,845	2,491,615
FirstRand, Ltd.	1,817,650	6,525,341
Foschini, Ltd.	156,100	1,798,287
Gold Fields, Ltd.	681,677	3,155,765
Grindrod, Ltd.	340,300	818,503
Group Five, Ltd.	81,460	366,160
Growthpoint Properties, Ltd.	1,017,100	2,586,368
Harmony Gold Mining Co., Ltd.	374,410	1,291,935
Hyprop Investments, Ltd.	92,800	687,268
Illovo Sugar, Ltd.	174,700	548,192
Impala Platinum Holdings, Ltd.	490,598	5,959,134
Imperial Holdings, Ltd.	149,080	3,168,574
Investec, Ltd.	206,500	1,463,589
JD Group, Ltd.	103,590	318,003
JSE, Ltd.	105,800	928,663
Kumba Iron Ore, Ltd.	66,960	2,800,282
Kumba Resources, Ltd.	118,010	1,807,256
Lewis Group, Ltd.	62,700	437,932
Liberty Holdings, Ltd.	126,000	1,557,789
Life Healthcare Group Holdings, Ltd.	741,700	3,025,245
Massmart Holdings, Ltd.	65,350	1,047,731
Mediclinic International, Ltd.	237,520	1,789,933

Security	Shares	Value
MMI Holdings, Ltd.	873,296	$2,140,958
Mondi, Ltd.	91,130	1,628,883
Mr. Price Group, Ltd.	146,900	2,312,030
MTN Group, Ltd.	2,395,440	47,614,533
Murray & Roberts Holdings, Ltd.(1)	851,250	2,591,651
Nampak, Ltd.	465,438	1,538,709
Naspers, Ltd., Class N	276,242	25,857,292
Nedbank Group, Ltd.	148,030	3,218,442
Netcare, Ltd.	777,350	1,928,947
Northam Platinum, Ltd.(1)	207,738	853,345
Pick’n Pay Stores, Ltd.	223,470	1,056,133
PPC, Ltd.	468,427	1,479,787
Redefine Properties, Ltd.	2,205,400	2,261,527
Remgro, Ltd.	330,100	6,721,663
Reunert, Ltd.	382,460	2,680,219
RMB Holdings, Ltd.	568,400	2,849,484
RMI Holdings	562,900	1,585,242
Sanlam, Ltd.	1,292,190	6,933,337
Sappi, Ltd.(1)	415,236	1,223,779
Sasol, Ltd.	445,050	22,741,072
Shoprite Holdings, Ltd.	250,900	4,594,632
Sibanye Gold, Ltd.	800,277	1,129,375
Spar Group, Ltd.	99,800	1,277,095
Standard Bank Group, Ltd.	851,021	10,826,772
Steinhoff International Holdings, Ltd.(1)	1,066,540	4,117,182
Sun International, Ltd.	30,482	309,118
Telkom South Africa, Ltd.(1)	253,050	660,255
Tiger Brands, Ltd.	128,800	3,778,598
Tongaat-Hulett	70,800	891,881
Truworths International, Ltd.	300,800	2,874,649
Vodacom Group (Pty), Ltd.	613,500	7,037,125
Wilson Bayly Holmes-Ovcon, Ltd.	98,500	1,724,646
Woolworths Holdings, Ltd.	459,909	3,459,121

		$278,970,188

South Korea — 6.6%
AMOREPACIFIC Corp.	1,388	$1,139,019
Asiana Airlines, Inc.(1)	92,200	437,108
BS Financial Group, Inc.	116,970	1,877,929
Celltrion, Inc.	35,148	1,528,461
Cheil Industries, Inc.	34,600	2,933,739
Cheil Worldwide, Inc.(1)	51,100	1,259,039
CJ CheilJedang Corp.	4,296	1,042,604
CJ Corp.	6,100	637,996
CJ O Shopping Co., Ltd.	3,130	1,044,535
Daelim Industrial Co., Ltd.	8,650	802,921
Daewoo Engineering & Construction Co., Ltd.(1)	65,741	532,669
Daewoo Industrial Development Co., Ltd.(1)(2)	3,657	28,321
Daewoo International Corp.	21,675	798,352
Daewoo Securities Co., Ltd.	125,693	1,173,116
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	45,080	1,419,544
Daum Communications Corp.	5,600	467,267
DGB Financial Group Co., Ltd.	65,650	1,053,332
Dong-A Pharmaceutical Co., Ltd.	2,407	342,464
Dong-A ST Co., Ltd.(1)	4,078	477,890
Dongbu Insurance Co., Ltd.	36,640	1,639,566
Dongkuk Steel Mill Co., Ltd.	27,430	383,359
Doosan Corp.	3,160	423,331
Doosan Heavy Industries & Construction Co., Ltd.	23,400	955,035
Doosan Infracore Co., Ltd.(1)	34,600	495,238
E-Mart Co., Ltd.	7,728	1,849,281
GS Engineering & Construction Corp.	15,070	508,802

Security	Shares	Value
GS Holdings Corp.	38,400	$2,114,579
Hana Financial Group, Inc.	151,951	5,842,863
Hanjin Kal Corp.(1)	13,583	179,912
Hanjin Shipping Co., Ltd.(1)	60,891	443,647
Hankook Tire Co., Ltd.	35,123	2,060,469
Hanmi Pharmaceutical Co., Ltd.(1)	6,697	812,642
Hansol Paper Co., Ltd.	60,500	700,877
Hanwha Chemical Corp.	81,490	1,788,585
Hanwha Corp.	34,490	1,305,468
Hite-Jinro Co., Ltd.	20,121	493,894
Honam Petrochemical Corp.	13,270	2,719,016
Hynix Semiconductor, Inc.(1)	162,890	4,901,505
Hyosung Corp.	21,380	1,441,345
Hyundai Department Store Co., Ltd.	7,615	1,212,559
Hyundai Development Co.	29,900	664,626
Hyundai Engineering & Construction Co., Ltd.	22,070	1,266,159
Hyundai Glovis Co., Ltd.	16,070	3,562,914
Hyundai Heavy Industries Co., Ltd.	13,270	3,168,838
Hyundai Hysco Co., Ltd.	35,400	1,401,396
Hyundai Marine & Fire Insurance Co., Ltd.	38,700	1,105,764
Hyundai Merchant Marine Co., Ltd.(1)	48,500	627,552
Hyundai Mipo Dockyard Co., Ltd.	3,775	600,831
Hyundai Mobis	22,400	6,318,592
Hyundai Motor Co.	56,700	13,508,425
Hyundai Securities Co., Ltd.	43,870	278,596
Hyundai Steel Co.	45,130	3,715,918
Hyundai Wia Corp.	8,900	1,532,269
Industrial Bank of Korea	96,580	1,115,660
Kangwon Land, Inc.	50,840	1,397,125
KB Financial Group, Inc.	215,911	8,503,324
KCC Corp.	2,345	940,398
Kia Motors Corp.	86,120	5,003,674
Korea Electric Power Corp.(1)	214,620	5,731,638
Korea Express Co., Ltd.(1)	4,349	378,044
Korea Gas Corp.	29,370	1,765,993
Korea Investment Holdings Co., Ltd.	21,590	842,302
Korea Zinc Co., Ltd.	11,140	3,229,371
Korean Air Lines Co., Ltd.(1)	28,110	896,585
Korean Reinsurance Co.	77,034	863,368
KT Corp.	69,653	2,302,190
KT Corp. ADR	16,800	278,544
KT&G Corp.	42,315	3,089,536
Kumho Petro Chemical Co., Ltd.	12,900	1,262,815
LG Chem, Ltd.	30,218	8,523,954
LG Corp.	43,010	2,542,647
LG Display Co., Ltd.(1)	71,100	1,664,225
LG Electronics, Inc.	39,320	2,518,681
LG Hausys, Ltd.	2,858	345,925
LG Household & Health Care, Ltd.	3,550	1,845,397
LG International Corp.	20,600	578,057
LG Life Sciences, Ltd.(1)	11,000	485,960
LG Uplus Corp.(1)	154,920	1,773,848
LIG Insurance Co., Ltd.	28,900	719,303
Lotte Shopping Co., Ltd.	5,065	1,922,821
LS Corp.	7,030	525,438
LS Industrial Systems Co., Ltd.	9,200	576,566
Macquarie Korea Infrastructure Fund	196,315	1,221,047
Mirae Asset Securities Co., Ltd.	15,680	528,823
Naver Corp.	10,256	5,755,329
NCsoft Corp.	5,150	998,251
NHN Entertainment Corp.(1)	4,718	504,825
Nong Shim Co., Ltd.	2,500	605,391

Security	Shares	Value
OCI Co., Ltd.	15,570	$2,817,691
ORION Corp.	1,700	1,657,795
POSCO	53,027	15,830,727
S-Oil Corp.	29,385	2,144,280
S1 Corp.	9,450	563,559
Samsung C&T Corp.	48,420	2,873,144
Samsung Card Co., Ltd.	20,460	758,149
Samsung Electro-Mechanics Co., Ltd.	17,390	1,333,967
Samsung Electronics Co., Ltd.	39,300	54,196,995
Samsung Electronics Co., Ltd., PFC Shares	1,928	1,858,531
Samsung Engineering Co., Ltd.	12,600	888,406
Samsung Fine Chemicals Co., Ltd.	18,150	820,376
Samsung Fire & Marine Insurance Co., Ltd.	26,185	6,123,201
Samsung Heavy Industries Co., Ltd.	65,650	2,407,211
Samsung Life Insurance Co., Ltd.	59,400	5,848,801
Samsung SDI Co., Ltd.	13,350	2,225,327
Samsung Securities Co., Ltd.	34,040	1,508,996
Samsung Techwin Co., Ltd.	14,795	806,406
Shinhan Financial Group Co., Ltd.	283,103	12,344,312
Shinsegae Co., Ltd.	5,075	1,277,650
SK Broadband Co., Ltd.(1)	155,846	666,090
SK C&C Co., Ltd.	7,100	765,207
SK Chemicals Co., Ltd.	15,660	765,573
SK Holdings Co., Ltd.	10,315	1,869,489
SK Innovation Co., Ltd.	38,379	5,379,163
SK Networks Co., Ltd.	64,010	401,839
SK Telecom Co., Ltd.	28,168	6,138,377
SK Telecom Co., Ltd. ADR	9,450	231,336
STX Pan Ocean Co., Ltd.(1)	54,780	58,068
TONGYANG Securities, Inc.	78,565	178,817
Woongjin Coway Co., Ltd.	22,950	1,313,567
Woori Finance Holdings Co., Ltd.	216,660	2,566,826
Woori Investment & Securities Co., Ltd.	78,408	828,083
Yuhan Corp.	4,368	768,418
Zyle Motor Sales Corp.(1)(2)	5,113	28,320

		$300,501,911

Taiwan — 6.5%
Acer, Inc.(1)	1,854,990	$1,211,978
Advanced Semiconductor Engineering, Inc.	2,915,135	2,870,382
Ambassador Hotel	298,000	296,680
AmTRAN Technology Co., Ltd.	650,067	416,276
Asia Cement Corp.	1,855,251	2,516,624
Asia Optical Co., Inc.(1)	658,907	654,514
Asustek Computer, Inc.	354,325	2,704,242
AU Optronics Corp.(1)	4,898,837	1,602,370
Capital Securities Corp.	711,928	243,863
Catcher Technology Co., Ltd.	375,647	2,184,058
Cathay Financial Holding Co., Ltd.	5,215,889	7,879,955
Chailease Holding Co., Ltd.	750,700	1,825,223
Chang Hwa Commercial Bank	2,646,571	1,587,572
Cheng Shin Rubber Industry Co., Ltd.	1,614,672	4,305,565
Chicony Electronics Co., Ltd.	334,248	833,015
Chimei Innolux Corp.(1)	4,571,281	1,812,905
China Airlines, Ltd.(1)	2,591,887	938,894
China Development Financial Holding Corp.	7,962,050	2,379,807
China Life Insurance Co., Ltd.	1,709,684	1,677,848
China Motor Corp.	881,315	842,204
China Petrochemical Development Corp.	3,333,659	1,676,506
China Steel Corp.	8,601,700	7,475,453
Chinatrust Financial Holding Co., Ltd.	7,756,398	5,261,418

Security	Shares	Value
Chipbond Technology Corp.	513,000	$1,036,651
Chong Hong Construction Co., Ltd.	167,800	551,444
Chunghwa Telecom Co., Ltd.	2,915,746	9,360,921
Chunghwa Telecom Co., Ltd. ADR	57,616	1,834,493
Clevo Co.	394,155	838,029
Compal Electronics, Inc.	2,454,345	1,920,408
Coretronic Corp.	649,505	568,081
Delta Electronics, Inc.	796,105	4,140,123
Dynapack International Technology Corp.	183,374	522,605
E Ink Holdings, Inc.(1)	1,234,000	692,774
E.Sun Financial Holding Co., Ltd.	3,484,871	2,333,824
Elan Microelectronics Corp.	345,300	522,655
Epistar Corp.(1)	526,472	912,951
EVA Airways Corp.(1)	1,442,118	802,770
Evergreen International Storage & Transport Corp.	868,000	589,660
Evergreen Marine Corp.(1)	2,081,252	1,224,473
Everlight Electronics Co., Ltd.	406,291	767,657
Far Eastern Department Stores, Ltd.	2,016,662	2,169,153
Far Eastern New Century Corp.	1,778,105	2,042,414
Far EasTone Telecommunications Co., Ltd.	1,673,074	3,832,678
Faraday Technology Corp.	406,880	463,891
Feng Hsin Iron & Steel Co., Ltd.	183,260	333,497
First Financial Holding Co., Ltd.	3,873,253	2,397,194
Formosa Chemicals & Fibre Corp.	2,712,399	7,839,738
Formosa International Hotels Corp.	132,363	1,593,871
Formosa Petrochemical Corp.	1,005,320	2,700,787
Formosa Plastics Corp.	3,472,896	9,437,698
Formosa Taffeta Co., Ltd.	842,000	1,046,518
Formosan Rubber Group, Inc.	433,000	410,854
Foxconn International Holdings, Ltd.(1)	1,391,000	781,748
Foxconn Technology Co., Ltd.	527,059	1,324,548
Fubon Financial Holding Co., Ltd.	3,531,596	5,175,759
Giant Manufacturing Co., Ltd.	352,208	2,643,271
Gintech Energy Corp.(1)	731,649	786,798
Goldsun Development & Construction Co., Ltd.	1,672,928	691,637
Great Wall Enterprise Co., Ltd.	716,068	645,374
Highwealth Construction Corp.	305,164	658,747
Hon Hai Precision Industry Co., Ltd.	4,467,991	11,358,945
Hotai Motor Co., Ltd.	278,000	3,307,110
HTC Corp.	392,798	1,927,975
Hua Nan Financial Holdings Co., Ltd.	3,878,926	2,299,790
Inventec Co., Ltd.	2,015,966	1,804,409
Kinsus Interconnect Technology Corp.	182,000	649,780
Largan Precision Co., Ltd.	57,795	1,968,111
Lite-On Technology Corp.	1,019,083	1,784,059
Macronix International Corp., Ltd.(1)	1,202,873	281,189
MediaTek, Inc.	522,462	7,143,062
Mega Financial Holding Co., Ltd.	4,706,352	4,075,176
Merida Industry Co., Ltd.	370,150	2,802,184
Motech Industries, Inc.(1)	629,451	1,171,163
Nan Kang Rubber Tire Co., Ltd.	1,153,253	1,482,072
Nan Ya Plastics Corp.	4,093,214	9,335,963
Neo Solar Power Corp.(1)	685,542	730,519
Novatek Microelectronics Corp., Ltd.	373,942	1,481,346
Pegatron Corp.	925,028	1,288,906
Phison Electronics Corp.	112,363	807,502
Pou Chen Corp.	2,984,819	3,635,795
Powertech Technology, Inc.	547,865	987,325
President Chain Store Corp.	619,664	4,519,806
Quanta Computer, Inc.	1,417,508	3,360,616
Radiant Opto-Electronics Corp.	281,264	1,052,489

Security	Shares	Value
Radium Life Tech Co., Ltd.	608,826	$532,744
Realtek Semiconductor Corp.	429,002	997,374
RichTek Technology Corp.	101,478	457,304
Ruentex Development Co., Ltd.	657,306	1,375,706
Ruentex Industries, Ltd.	1,126,005	2,905,412
Sanyang Industrial Co., Ltd.	1,819,866	3,184,732
Shin Kong Financial Holding Co., Ltd.	4,539,440	1,578,724
Shin Kong Synthetic Fibers Corp.	1,321,483	456,622
Siliconware Precision Industries Co., Ltd.	1,540,243	1,871,342
Simplo Technology Co., Ltd.	205,889	1,012,360
Sino-American Silicon Products, Inc.(1)	576,233	798,809
SinoPac Financial Holdings Co., Ltd.	4,417,872	2,186,244
Solar Applied Materials Technology Corp.	336,245	286,288
Synnex Technology International Corp.	730,818	1,165,896
Tainan Spinning Co., Ltd.	905,338	682,360
Taishin Financial Holdings Co., Ltd.	4,690,423	2,368,908
Taiwan Business Bank(1)	1,937,164	595,394
Taiwan Cement Corp.	2,568,850	3,738,675
Taiwan Cooperative Financial Holding Co., Ltd.	3,331,731	1,873,457
Taiwan Fertilizer Co., Ltd.	816,000	1,944,460
Taiwan Glass Industry Corp.	542,564	549,059
Taiwan Mobile Co., Ltd.	1,805,784	6,159,338
Taiwan Semiconductor Manufacturing Co., Ltd.	6,940,465	25,579,536
Taiwan Tea Corp.(1)	395,711	325,391
Tatung Co., Ltd.(1)	2,377,785	659,223
Teco Electric & Machinery Co., Ltd.	1,099,000	1,172,105
Tong Yang Industry Co., Ltd.	758,608	1,181,273
TPK Holding Co., Ltd.	155,148	1,089,035
Tripod Technology Corp.	396,535	784,097
TSRC Corp.	660,060	1,220,440
TTY Biopharm Co., Ltd.	500,778	1,950,274
Tung Ho Steel Enterprise Corp.	991,060	888,678
U-Ming Marine Transport Corp.	186,000	305,446
Uni-President Enterprises Corp.	4,052,252	7,716,824
Unimicron Technology Corp.	948,000	749,799
United Microelectronics Corp.	5,337,090	2,264,064
Walsin Lihwa Corp.(1)	1,921,000	595,489
Wan Hai Lines, Ltd.	518,962	279,667
Waterland Financial Holdings	1,061,384	365,066
Wei Chuan Food Corp.	623,000	1,179,892
Wintek Corp.(1)	1,892,877	707,060
Wistron Corp.	1,461,102	1,371,720
WPG Holdings Co., Ltd.	919,489	1,118,374
Yageo Corp.	551,600	187,865
Yang Ming Marine Transport(1)	1,868,755	828,726
Yieh Phui Enterprise(1)	1,687,553	533,834
Young Fast Optoelectronics Co., Ltd.	147,302	161,690
Yuanta Financial Holding Co., Ltd.	5,532,938	3,017,156
Yuen Foong Yu Paper Manufacturing Co., Ltd.	899,120	477,154
Yulon Motor Co., Ltd.	1,342,809	2,370,197

		$293,849,621

Thailand — 2.9%
Advanced Info Service PCL(5)	1,434,500	$11,746,701
Airports of Thailand PCL(5)	667,400	4,542,070
AP Thailand PCL	2,877,000	503,066
Bangkok Bank PCL	252,500	1,675,709
Bangkok Bank PCL(5)	235,700	1,564,439
Bangkok Dusit Medical Services PCL(5)	559,400	2,407,471
Bank of Ayudhya PCL(5)	2,823,300	3,473,966
Banpu PCL(5)	1,134,000	1,054,374
BEC World PCL(5)	1,396,900	2,611,887

Security	Shares	Value
Berli Jucker PCL(5)	617,000	$984,501
Big C Supercenter PCL(5)	268,600	1,679,492
Bumrungrad Hospital PCL(5)	899,500	2,504,447
Central Pattana PCL(5)	1,562,400	2,403,097
CH. Karnchang PCL(5)	892,200	635,320
Charoen Pokphand Foods PCL(5)	4,351,000	3,395,254
CP ALL PCL(5)	5,769,900	7,279,679
Delta Electronics (Thailand) PCL(5)	1,087,100	1,666,826
Electricity Generating PCL(5)	316,200	1,299,528
Glow Energy PCL(5)	877,300	2,047,737
Hana Microelectronics PCL(5)	1,397,700	1,024,153
Indorama Ventures PCL(5)	1,761,100	1,412,869
IRPC PCL(5)	12,191,400	1,402,544
Italian-Thai Development PCL(1)(5)	9,648,906	1,810,334
Kasikornbank PCL(5)	1,176,800	7,357,175
Khon Kaen Sugar Industry PCL	1,832,000	741,669
Krung Thai Bank PCL(5)	3,910,200	2,557,489
L.P.N. Development PCL(5)	1,255,000	879,188
Land & Houses PCL(5)	2,593,500	915,278
Minor International PCL(5)	2,557,797	2,278,060
Pruksa Real Estate PCL(5)	1,602,000	1,142,970
PTT Exploration & Production PCL(5)	1,303,898	7,055,260
PTT Global Chemical PCL(5)	1,589,550	4,008,460
PTT PCL(5)	794,860	8,091,839
Quality House PCL(5)	8,677,625	843,097
Ratchaburi Electricity Generating Holding PCL(5)	676,000	1,096,101
Samart Corp. PCL(5)	1,341,500	870,433
Siam Cement PCL(5)	277,800	3,921,764
Siam City Cement PCL(5)	47,690	608,815
Siam Commercial Bank PCL(5)	1,504,400	7,976,544
Sino Thai Engineering & Construction PCL(5)	2,449,157	1,823,791
Thai Airways International PCL(5)	1,332,800	869,232
Thai Beverage PCL(5)	13,827,000	6,062,286
Thai Oil PCL(5)	857,600	1,735,957
Thai Tap Water Supply Co., Ltd.(5)	3,598,200	1,190,205
Thai Union Frozen Products PCL(5)	772,002	1,394,127
Thanachart Capital PCL(5)	779,400	865,851
Thoresen Thai Agencies PCL(1)(5)	1,318,656	749,877
TMB Bank PCL(5)	22,274,000	1,965,273
Total Access Communication PCL(5)	1,130,500	4,086,498
TPI Polene PCL(5)	1,115,200	461,817
True Corp. PCL(1)(5)	8,208,197	2,330,548

		$133,005,068

Turkey — 3.0%
Akbank TAS	2,398,833	$9,376,122
Akcansa Cimento AS	126,800	708,269
Akenerji Elektrik Uretim AS(1)	598,472	400,884
Aksa Akrilik Kimya Sanayii AS	185,209	763,889
Albaraka Turk Katilim Bankasi AS(1)	522,467	464,831
Anadolu Efes Biracilik ve Malt Sanayii AS	259,039	3,298,803
Arcelik AS	385,454	2,454,593
Asya Katilim Bankasi AS(1)	944,900	957,339
Aygaz AS	191,813	873,148
Bagfas Bandirma Gubre Fabrikalari AS	16,700	350,538
BIM Birlesik Magazalar AS	271,220	5,674,436
Cimsa Cimento Sanayi ve Ticaret AS	141,400	914,421
Coca-Cola Icecek AS	102,700	2,937,019
Dogan Sirketler Grubu Holding AS(1)	2,831,509	1,274,096
Dogan Yayin Holding AS(1)	1,715,904	591,085
Eczacibasi Ilac Sanayi ve Ticaret AS	557,300	705,275

Security	Shares	Value
Enka Insaat ve Sanayi AS	1,663,355	$4,863,453
Eregli Demir ve Celik Fabrikalari TAS	4,955,451	6,851,684
Ford Otomotiv Sanayi AS	94,600	1,328,087
Gubre Fabrikalari TAS(1)	59,900	500,675
Haci Omer Sabanci Holding AS	1,081,418	5,115,999
Ihlas Holding AS(1)	1,865,600	690,460
Is Gayrimenkul Yatirim Ortakligi AS	553,650	398,387
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	2,900,028	1,821,542
KOC Holding AS	1,602,860	7,850,426
Koza Altin Isletmeleri AS	152,600	2,699,375
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	780,100	1,692,862
Petkim Petrokimya Holding AS(1)	998,561	1,571,843
Sekerbank TAS(1)	747,999	707,729
TAV Havalimanlari Holding AS	328,300	2,375,482
Tekfen Holding AS	614,917	1,479,033
Tofas Turk Otomobil Fabrikasi AS	194,200	1,283,833
Trakya Cam Sanayii AS	943,167	1,168,234
Tupras-Turkiye Petrol Rafinerileri AS	329,970	7,458,785
Turcas Petrolculuk AS	395,759	620,915
Turk Hava Yollari Anonim Ortakligi (THY) AS	1,364,845	5,321,776
Turk Sise ve Cam Fabrikalari AS	1,773,662	2,602,594
Turk Telekomunikasyon AS	1,012,600	3,489,350
Turkcell Iletisim Hizmetleri AS(1)	1,518,000	9,420,152
Turkiye Garanti Bankasi AS	2,804,400	11,245,169
Turkiye Halk Bankasi AS	769,500	6,183,133
Turkiye Is Bankasi	1,784,807	4,875,883
Turkiye Sinai Kalkinma Bankasi AS	476,663	464,219
Turkiye Vakiflar Bankasi TAO	1,413,300	3,381,664
Ulker Gida Sanayi ve Ticaret AS	277,059	2,113,464
Yapi ve Kredi Bankasi AS	953,085	2,199,837
Yazicilar Holding AS	156,400	1,732,556
Zorlu Enerji Elektrik Uretim AS(1)	299,054	197,387

		$135,450,736

Ukraine — 0.1%
Astarta Holding NV(1)	43,910	$896,584
Avangardco Investments Public, Ltd. GDR(1)	53,218	689,994
Ferrexpo PLC	1,008,205	2,927,617
MHP SA GDR(3)	91,701	1,454,252

		$5,968,447

United Arab Emirates — 1.6%
Aabar Investments (PJSC)(1)(2)	2,497,440	$0
Abu Dhabi Commercial Bank (PJSC)	3,707,200	5,052,849
Abu Dhabi National Hotels	718,461	478,224
Agthia Group (PJSC)	1,252,100	1,389,113
Air Arabia (PJSC)	14,733,200	5,812,667
Ajman Bank (PJSC)(1)	2,096,900	1,172,011
Aldar Properties (PJSC)	4,957,759	3,646,248
Amlak Finance (PJSC)(1)(2)	227,500	0
Arabtec Holding Co.(1)	16,067,836	11,951,495
Aramex (PJSC)	982,500	724,724
Dana Gas(1)	9,107,790	1,610,427
DP World, Ltd.	661,916	11,178,583
Dubai Financial Market(1)	2,424,500	1,531,834
Dubai Investments (PJSC)	749,225	453,739
Emaar Properties (PJSC)	5,104,000	8,438,070
First Gulf Bank (PJSC)	1,287,740	5,687,349
National Bank of Abu Dhabi (PJSC)	2,565,163	8,711,550
Ras Al Khaimah Properties (PJSC)	2,244,000	436,989
Union National Bank	1,733,338	2,376,187
Waha Capital (PJSC)	2,364,751	971,774

		$71,623,833

Security	Shares		Value
Vietnam — 0.7%
Bank for Foreign Trade of Vietnam JSC		1,353,440	$1,893,925
Baoviet Holdings		676,500	1,273,864
Development Investment Construction Corp.		220,934	124,491
FPT Corp.		676,666	1,468,958
Gemadept Corp.(1)		312,000	428,762
Hagl JSC(1)		1,488,938	1,601,875
HCM City Infrastructure Investment JSC		547,500	451,345
Hoa Phat Group JSC		1,239,332	2,185,324
Kim Long Securities Corp.(1)		1,377,700	535,491
Kinh Bac City Development Share Holding Corp.(1)		328,860	146,678
Kinhdo Corp.		606,900	1,452,925
Masan Group Corp.(1)		315,390	1,219,676
PetroVietnam Construction JSC(1)		919,725	95,829
PetroVietnam Drilling and Well Services JSC		587,083	1,771,020
PetroVietnam Fertilizer and Chemical JSC		880,500	1,745,492
PetroVietnam Technical Services JSC		1,713,000	1,363,761
Pha Lai Thermal Power JSC		483,390	465,065
Phu Nhuan Jewelry JSC		181,200	232,087
Refrigeration Electrical Engineering Corp.		1,182,100	1,455,716
Saigon Securities, Inc.		882,600	690,315
Song Da Urban & Industrial Zone Investment and Development JSC(1)		153,250	86,357
Tan Tao Investment Industry Co.(1)		1,554,838	449,585
Vietnam Construction and Import-Export JSC(1)		621,655	268,088
Vietnam Dairy Products JSC		519,727	3,447,453
Vietnam Joint Stock Commercial Bank for Industry and Trade		2,825,273	2,330,806
Vincom JSC(1)		1,176,119	3,762,447

			$30,947,335

Total Common Stocks (identified cost $4,011,780,258)			$4,458,594,624

Corporate Bonds — 0.0%(4)

Security	Principal Amount (000’s omitted)		Value
India — 0.0%(4)
Dr. Reddy’s Laboratories, Ltd., 9.25%, 3/24/14	INR	1,240	$20,179

Total Corporate Bonds (identified cost $27,437)			$20,179

Equity-Linked Securities(6) — 0.8%

Security	Maturity Date	Shares	Value
Saudi Arabia — 0.8%
Abdullah Al Othaim Markets(7)	8/13/14	18,000	$637,749
Al Abdullatif Industrial Investment Co.(7)	5/4/15	64,200	706,161
Al Rajhi Bank(7)	2/16/15	169,493	3,293,461
Al Tayyar(7)	7/2/15	56,400	1,391,050
Alinma Bank(7)	2/23/15	250,600	947,168
Almarai Co.(7)	11/24/14	119,999	1,795,887
Arab National Bank(7)	5/11/15	59,500	465,638
Bank Albilad(7)	4/30/15	83,166	688,540
Banque Saudi Fransi(7)	2/23/15	75,630	649,340
Dar Al Arkan Real Estate Development(7)	8/10/15	185,500	499,552
Etihad Etissalat Co(7)	12/5/14	154,138	3,457,462
Fawaz Abdulaziz Alhokair Co.(7)	2/23/15	30,000	986,920
Jarir Marketing Co.(7)	5/4/15	16,950	1,055,872
Mobile Telecommunications Co.(7)	5/4/15	227,977	557,757

Security	Maturity Date	Shares	Value
National Industrialization Co.(7)	5/4/15	211,503	$1,548,043
Rabigh Refining and Petrochemicals Co.(7)	10/13/14	92,400	392,349
Riyad Bank(7)	12/15/14	126,700	954,374
Sahara Petrochemical Co.(7)	9/21/15	122,800	584,479
Samba Financial Group(7)	2/10/15	82,008	1,086,762
Saudi Airlines Catering Co.(7)	8/3/15	5,500	190,656
Saudi Arabian Amiantit Co.(7)	5/11/15	106,500	403,241
Saudi Arabian Fertilizer Co.(7)	5/11/15	28,633	1,128,020
Saudi Arabian Mining Co.(7)	5/11/15	54,900	406,946
Saudi Basic Industries Corp(7)	2/23/15	139,396	3,698,343
Saudi British Bank(7)	10/4/13	62,300	646,188
Saudi Cable Co.(7)	8/10/15	97,900	311,939
Saudi Cement Co.(7)	8/10/15	25,900	751,020
Saudi Chemical Co.(7)	5/1/15	25,900	335,628
Saudi Electricity Co.(7)	3/27/15	268,400	958,993
Saudi Industrial Investment Group(7)	3/27/15	95,000	759,914
Saudi International Petrochemical Co.(7)	3/27/15	90,700	638,455
Saudi Kayan Petrochemical Co.(7)	3/27/15	247,500	890,926
Saudi Telecom Co.(7)	5/11/15	115,700	1,502,399
Savola Group (7)	2/2/15	115,300	1,698,577
Yanbu National Petrochemical Co.(7)	3/9/15	51,400	887,411

Total Equity-Linked Securities (identified cost $32,244,797)			$36,907,220

Exchange-Traded Funds — 0.3%

Security	Shares	Value
Vanguard FTSE Emerging Markets ETF	376,766	$15,775,192

Total Exchange-Traded Funds (identified cost $14,675,172)		$15,775,192

Investment Funds — 0.1%

Security	Shares	Value
Vietnam Enterprise Investments, Ltd.(1)	1,239,727	$2,776,989

Total Investment Funds (identified cost $5,027,204)		$2,776,989

Rights(1) — 0.0%(4)

Security	Shares	Value
Africa Prudential Registrars PLC, Exp. 11/15/13	1,169,236	$4,639
Palm Hills Developments SAE, Exp. 12/5/13	984,766	65,762
Polimex-Mostostal SA	3,081,072	0
Salfacorp SA, Exp. 11/8/13	131,420	77
UBA Capital PLC, Exp. 11/20/13	2,338,473	1,767

Total Rights (identified cost $0)		$72,245

Warrants(1) — 0.0%(4)

Security	Shares	Value
Malaysian Resources Corp. Bhd, Exp. 9/16/18, Strike MYR 2.30	474,500	$38,344
WCT Bhd, Exp. 12/11/17, Strike MYR 2.25	135,200	17,567

Total Warrants (identified cost $43,532)		$55,911

Short-Term Investments — 0.3%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 11/1/13	$12,142	$12,141,982

Total Short-Term Investments (identified cost $12,141,982)		$12,141,982

Total Investments — 99.6% (identified cost $4,075,940,382)		$4,526,344,342

Other Assets, Less Liabilities — 0.4%		$18,100,981

Net Assets — 100.0%		$4,544,445,323

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

BDR	-	Brazilian Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

INR	-	Indian Rupee

MYR	-	Malaysian Ringgit

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2013, the aggregate value of these securities is $92,727,271 or 2.0% of the Fund’s net assets.

(4)	Amount is less than 0.05%.

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2013, the aggregate value of these securities is $36,907,220 or 0.8% of the Fund’s net assets.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	13.8%	$626,755,998
Hong Kong Dollar	8.3	378,819,191
South Korean Won	6.6	299,992,031
New Taiwan Dollar	6.4	291,233,380
Indian Rupee	6.2	282,836,117
Brazilian Real	6.2	280,835,549
South African Rand	6.1	278,850,683
Mexican Peso	5.0	227,725,567
Polish Zloty	3.3	150,428,917
Malaysian Ringgit	3.2	143,045,446
Indonesian Rupiah	3.0	138,440,931
New Turkish Lira	3.0	135,450,736
Chilean Peso	2.8	127,879,180
Thai Baht	2.8	125,468,718
Euro	1.8	83,583,513
Czech Koruna	1.8	81,840,914
Philippine Peso	1.6	71,193,431
Qatari Riyal	1.6	71,128,867
Hungarian Forint	1.5	69,044,696
Kuwaiti Dinar	1.5	67,655,213
Egyptian Pound	1.4	62,639,212
United Arab Emirates Dirham	1.3	60,445,250
Colombian Peso	1.3	59,956,311
Other currency, less than 1% each	9.1	411,094,491

Total Investments	99.6%	$4,526,344,342

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	26.5%	$1,204,805,589
Materials	10.5	479,703,019
Energy	10.3	466,688,246
Telecommunication Services	10.1	461,670,631
Industrials	9.7	439,928,146
Consumer Staples	8.7	397,076,503
Information Technology	8.1	366,907,191
Consumer Discretionary	8.0	362,634,137
Utilities	4.8	216,871,170
Health Care	2.2	99,345,368
Exchange-Traded Funds	0.3	15,775,192
Other	0.3	12,162,161
Investment Funds	0.1	2,776,989

Total Investments	99.6%	$4,526,344,342

The Fund did not have any open financial instruments at October 31, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,094,303,938

Gross unrealized appreciation	$834,326,801
Gross unrealized depreciation	(402,286,397)

Net unrealized appreciation	$432,040,404

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$69,549,510	$1,784,466,123		$65,787	$1,854,081,420
Emerging Europe	43,958,326	836,268,477		—	880,226,803
Latin America	591,799,972	276,161,069		334,059	868,295,100
Middle East/Africa	504,408	855,341,764		145,129	855,991,301
Total Common Stocks	$705,812,216	$3,752,237,433	**	$544,975	$4,458,594,624
Corporate Bonds	$—	$20,179		$—	$20,179
Equity-Linked Securities	—	36,907,220		—	36,907,220
Exchange-Traded Funds	15,775,192	—		—	15,775,192
Investment Funds	—	2,776,989		—	2,776,989
Rights	77	72,168		—	72,245
Warrants	55,911	—		—	55,911
Short-Term Investments	—	12,141,982		—	12,141,982
Total Investments	$721,643,396	$3,804,155,971		$544,975	$4,526,344,342

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended October 31, 2013 is not presented.

At October 31, 2013, investments having a value of $7,540,284 and $110,561,452 at January 31, 2013 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, during the nine months then ended. The change in the level designations within the fair value hierarchy was due to an increase or decrease in the coverage of foreign equity securities provided by the Fund’s fair valuation pricing service.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Parametric International Equity Fund

October 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Australia — 6.0%
AGL Energy, Ltd.	12,775	$188,720
Amcor, Ltd.	54,391	557,202
APA Group	9,374	53,709
Australia and New Zealand Banking Group, Ltd.	8,787	281,187
BHP Billiton, Ltd.	6,906	244,150
Caltex Australia, Ltd.	2,200	38,441
Coca-Cola Amatil, Ltd.	6,949	84,682
Commonwealth Bank of Australia	5,968	429,711
Computershare, Ltd.	6,770	68,705
Crown, Ltd.	2,586	41,227
CSL, Ltd.	3,227	212,127
Federation Centres	14,072	33,025
Flight Centre, Ltd.	638	31,322
Fortescue Metals Group, Ltd.	7,746	37,989
GPT Group	15,885	55,364
Harvey Norman Holdings, Ltd.	14,330	44,096
James Hardie Industries PLC CDI	1,520	15,722
Leighton Holdings, Ltd.	4,740	80,299
National Australia Bank, Ltd.	8,395	280,568
Newcrest Mining, Ltd.	5,624	54,534
Orica, Ltd.	11,666	232,250
Origin Energy, Ltd.	17,031	235,444
Qantas Airways, Ltd.(1)	61,838	72,701
Rio Tinto, Ltd.	4,140	249,113
Seek, Ltd.	3,340	41,033
Sydney Airport	9,117	36,107
Tabcorp Holdings, Ltd.	11,542	39,257
Tatts Group, Ltd.	15,658	46,493
Telstra Corp., Ltd.	92,430	452,285
Toll Holdings, Ltd.	7,061	38,467
Transurban Group	13,826	92,750
Wesfarmers, Ltd.	1,376	55,837
Westfield Retail Trust	11,310	32,997
Westpac Banking Corp.	2,941	95,486
Woodside Petroleum, Ltd.	3,407	124,900
Woolworths, Ltd.	5,674	187,108

		$4,865,008

Austria — 1.0%
OMV AG	9,709	$463,145
Raiffeisen Bank International AG	5,278	193,597
Verbund AG	5,833	136,831

		$793,573

Belgium — 3.5%
Ageas NV SA	904	$38,415
Anheuser-Busch InBev NV	9,226	956,400
Belgacom SA	7,341	200,861
Colruyt SA	4,730	263,875
Delhaize Group SA	686	43,811
Groupe Bruxelles Lambert SA	4,517	402,806

1

Security	Shares	Value
KBC Groep NV	730	$39,771
Solvay SA	1,749	273,479
Telenet Group Holding NV	3,343	183,231
UCB SA	3,566	234,079
Umicore SA	4,101	195,285

		$2,832,013

Denmark — 3.8%
A.P. Moller-Maersk A/S, Class A	18	$162,538
A.P. Moller-Maersk A/S, Class B	23	222,524
Coloplast A/S, Class B	9,180	598,762
Danske Bank A/S(1)	2,198	51,358
DSV A/S	8,305	242,973
Novo Nordisk A/S, Class B	5,730	954,346
Novozymes A/S, Class B	12,961	507,624
TDC A/S	9,435	85,227
Tryg A/S	1,718	156,884
William Demant Holding A/S(1)	1,217	120,516

		$3,102,752

Finland — 3.4%
Elisa Oyj	10,113	$253,369
Fortum Oyj	7,306	162,975
Kesko Oyj, Class B	2,158	71,710
Kone Oyj, Class B	7,543	665,007
Metso Oyj	3,083	121,347
Neste Oil Oyj	8,414	166,836
Nokia Oyj(1)	49,444	375,813
Nokian Renkaat Oyj	679	34,341
Orion Oyj, Class B	5,171	138,977
Sampo Oyj	7,514	355,417
Stora Enso Oyj	13,165	122,248
UPM-Kymmene Oyj	3,398	53,951
Wartsila Oyj	4,279	189,866

		$2,711,857

France — 6.6%
ADP	1,248	$133,304
Air Liquide SA	5,035	684,325
AXA SA	1,296	32,290
BNP Paribas SA	530	39,100
Carrefour SA	2,340	85,416
Casino Guichard-Perrachon SA	349	39,229
CGG SA(1)	1,814	39,872
Christian Dior SA	628	119,155
CNP Assurances	1,655	29,155
Compagnie Generale des Etablissements Michelin, Class B	278	28,967
Credit Agricole SA(1)	3,167	38,078
Dassault Systemes SA	1,524	185,144
EDF SA	1,139	39,863
Essilor International SA	1,598	171,250
Eutelsat Communications SA	525	16,605
GDF Suez	10,762	266,723
Iliad SA	82	18,728
Imerys SA	900	72,198
JCDecaux SA	771	30,902
Kering SA	354	80,227
L’Oreal SA	908	155,038
Lagardere SCA	1,694	61,542
LVMH Moet Hennessy Louis Vuitton SA	3,605	692,143
Natixis	10,890	58,562
Orange SA	3,954	54,352

2

Security	Shares	Value
Pernod-Ricard SA	3,821	$458,935
Renault SA	4,510	393,498
Safran SA	3,384	215,757
Sanofi	2,614	278,713
SES SA	2,302	66,956
Societe BIC SA	1,160	144,855
Societe Generale	691	39,034
Sodexo	1,047	101,586
Suez Environnement Co. SA	2,115	36,880
Thales SA	1,044	63,941
Total SA	3,379	207,312
Unibail-Rodamco SE	173	45,199
Vallourec SA	656	39,046
Veolia Environnement	2,084	35,752

		$5,299,632

Germany — 6.9%
Adidas AG	1,780	$202,823
BASF SE	796	82,636
Bayerische Motoren Werke AG	1,871	211,757
Bayerische Motoren Werke AG, PFC Shares	2,028	169,279
Beiersdorf AG	999	95,258
Celesio AG	1,421	44,179
Commerzbank AG(1)	6,065	77,569
Continental AG	533	97,468
Daimler AG	1,934	158,346
Deutsche Boerse AG	998	75,077
Deutsche Lufthansa AG(1)	4,066	78,608
Deutsche Post AG	7,780	262,741
Deutsche Telekom AG	9,603	150,908
E.ON AG	2,053	37,423
Fraport AG	442	34,195
Hannover Rueckversicherung AG	1,121	89,715
HeidelbergCement AG	490	38,582
Henkel AG & Co. KGaA	1,387	127,920
Henkel AG & Co. KGaA, PFC Shares	2,955	319,052
Hochtief AG	442	39,977
Kabel Deutschland Holding AG	236	29,628
Linde AG	4,974	944,192
Muenchener Rueckversicherungs-Gesellschaft AG	396	82,618
Osram Licht AG(1)	4,976	257,720
Porsche Automobil Holding SE, PFC Shares	424	39,592
ProSiebenSat.1 Media AG	670	31,853
RWE AG	1,057	38,942
RWE AG, PFC Shares	1,130	38,498
Salzgitter AG	938	41,281
SAP AG	12,540	981,282
Siemens AG	864	110,412
ThyssenKrupp AG(1)	3,044	77,663
United Internet AG	7,241	285,630
Volkswagen AG	340	83,146
Volkswagen AG, PFC Shares	326	82,676

		$5,518,646

Hong Kong — 5.1%
AAC Technologies Holdings, Inc.	17,500	$76,891
ASM Pacific Technology, Ltd.	1,500	14,477
Bank of East Asia, Ltd.	46,600	201,952
BOC Hong Kong (Holdings), Ltd.	89,500	291,136
Cathay Pacific Airways, Ltd.	85,000	168,385

3

Security	Shares	Value
Cheung Kong Infrastructure Holdings, Ltd.	37,000	$257,473
CLP Holdings, Ltd.	17,500	140,938
Galaxy Entertainment Group, Ltd.(1)	71,000	530,006
Hang Seng Bank, Ltd.	35,500	593,079
HKT Trust and HKT, Ltd.	64,000	59,016
Hong Kong & China Gas Co., Ltd.	198,759	463,274
Hopewell Holdings, Ltd.	41,000	138,341
Li & Fung, Ltd.	58,000	81,549
Link REIT (The)	19,000	95,827
MGM China Holdings, Ltd.	8,400	29,072
MTR Corp., Ltd.	49,000	189,508
Noble Group, Ltd.	49,000	40,485
Orient Overseas (International), Ltd.	7,000	36,156
Power Assets Holdings, Ltd.	53,500	445,029
Sands China, Ltd.	5,600	39,961
SJM Holdings, Ltd.	10,000	32,269
Wheelock & Co., Ltd.	8,000	40,930
Wing Hang Bank, Ltd.	9,500	134,731
Wynn Macau, Ltd.	10,000	38,129

		$4,138,614

Ireland — 1.2%
CRH PLC	10,783	$262,564
Elan Corp. PLC(1)	5,784	96,071
Kerry Group PLC, Class A	9,241	591,838

		$950,473

Israel — 2.1%
Bank Hapoalim B.M.	40,714	$217,962
Bank Leumi Le-Israel B.M.(1)	59,711	227,287
Bezeq Israeli Telecommunication Corp., Ltd.	123,950	215,511
Delek Group, Ltd.	333	114,986
Israel Chemicals, Ltd.	5,411	44,734
Israel Corp., Ltd.(1)	212	106,671
Mizrahi Tefahot Bank, Ltd.	10,951	128,366
NICE Systems, Ltd.	4,354	170,725
Teva Pharmaceutical Industries, Ltd. ADR	12,454	461,919

		$1,688,161

Italy — 4.2%
Atlantia SpA	8,484	$185,945
Autogrill SpA(1)	4,891	43,905
Enel Green Power SpA	113,750	276,704
Enel SpA	14,019	61,851
ENI SpA	39,200	995,167
Fiat SpA(1)	4,092	32,109
Finmeccanica SpA(1)	12,888	94,443
Intesa Sanpaolo SpA	12,580	31,209
Luxottica Group SpA	8,305	449,893
Pirelli & C. SpA	7,791	109,597
Snam Rete Gas SpA	82,053	422,779
Telecom Italia SpA	71,150	69,410
Telecom Italia SpA, PFC Shares	182,258	142,553
Tenaris SA	4,883	114,235
Terna Rete Elettrica Nazionale SpA	67,097	332,156
UniCredit SpA	5,241	39,342

		$3,401,298

Japan — 13.1%
ABC-Mart, Inc.	1,100	$55,012

4

Security	Shares	Value
Air Water, Inc.	2,000	$28,589
Aisin Seiki Co., Ltd.	1,100	44,687
Alfresa Holdings Corp.	600	32,794
All Nippon Airways Co., Ltd.	30,000	62,678
Amada Co., Ltd.	4,000	34,410
Asahi Kasei Corp.	5,000	38,053
Bank of Kyoto, Ltd. (The)	10,000	88,113
Bank of Yokohama, Ltd. (The)	19,000	104,771
Bridgestone Corp.	900	30,854
Brother Industries, Ltd.	3,400	38,632
Calbee, Inc.	1,400	36,735
Chiba Bank, Ltd. (The)	13,000	92,675
Chugai Pharmaceutical Co., Ltd.	5,700	133,929
Chugoku Bank, Ltd. (The)	8,000	115,012
Citizen Holdings Co., Ltd.	5,500	39,240
Coca-Cola West Co., Ltd.	1,900	38,538
Dai Nippon Printing Co., Ltd.	4,000	42,024
Daicel Chemical Industries, Ltd.	4,000	33,715
Daihatsu Motor Co., Ltd.	12,000	232,994
Denso Corp.	1,000	48,068
Electric Power Development Co., Ltd.	1,800	57,524
Fuji Electric Co., Ltd.	9,000	40,346
Fuji Heavy Industries, Ltd.	2,000	54,683
FUJIFILM Holdings Corp.	2,300	56,267
Gunma Bank, Ltd. (The)	20,000	115,723
Hachijuni Bank, Ltd. (The)	19,000	117,374
Hamamatsu Photonics K.K.	1,600	59,871
Hino Motors, Ltd.	3,000	42,389
Hirose Electric Co., Ltd.	200	30,514
Hiroshima Bank, Ltd. (The)	20,000	85,118
Hitachi Chemical Co., Ltd.	2,600	39,889
Hitachi Construction Machinery Co., Ltd.	1,800	38,121
Hitachi, Ltd.	8,000	55,961
Hokuhoku Financial Group, Inc.	19,000	39,177
Hoya Corp.	1,600	38,367
Ibiden Co., Ltd.	2,400	41,605
IHI Corp.	10,000	42,343
Isetan Mitsukoshi Holdings, Ltd.	3,900	59,105
Isuzu Motors, Ltd.	7,000	43,593
ITOCHU Techno-Solutions Corp.	400	15,692
Iyo Bank, Ltd. (The)	10,000	104,417
Japan Airlines Co., Ltd.	3,700	216,274
Japan Tobacco, Inc.	2,900	104,933
JFE Holdings, Inc.	1,500	34,102
JSR Corp.	2,400	45,715
JTEKT Corp.	2,900	37,231
Kamigumi Co., Ltd.	10,000	86,984
Kaneka Corp.	6,000	38,073
Kansai Paint Co., Ltd.	10,000	134,369
Kao Corp.	3,500	116,563
Kawasaki Heavy Industries, Ltd.	11,000	42,983
KDDI Corp.	2,500	135,391
Keikyu Corp.	5,000	47,065
Keio Corp.	11,000	76,213
Keyence Corp.	400	171,436
Kikkoman Corp.	2,000	36,451
Kinden Corp.	3,000	32,948
Kintetsu Corp.	12,000	44,162
Kirin Holdings Co., Ltd.	3,000	43,846
Koito Manufacturing Co., Ltd.	1,000	18,204
Komatsu, Ltd.	2,400	52,657

5

Security	Shares	Value
Konami Corp.	1,600	$38,668
Kubota Corp.	3,000	44,420
Kuraray Co., Ltd.	3,500	41,095
Kyowa Hakko Kirin Co., Ltd.	7,000	77,315
Lawson, Inc.	600	48,116
M3, Inc.	11	30,124
Makita Corp.	1,000	50,569
Mazda Motor Corp.(1)	9,000	40,514
Medipal Holdings Corp.	3,200	43,149
MEIJI Holdings Co., Ltd.	600	33,541
Miraca Holdings, Inc.	800	36,046
Mitsubishi Electric Corp.	6,000	65,952
Mitsubishi Gas Chemical Co., Inc.	5,000	40,863
Mitsubishi Logistics Corp.	2,000	27,794
Mitsubishi Materials Corp.	10,000	39,124
Mitsubishi Tanabe Pharma Corp.	3,600	50,773
Mitsubishi UFJ Financial Group, Inc.	6,100	38,846
Mitsui Chemicals, Inc.	14,000	37,216
Mitsui O.S.K. Lines, Ltd.	14,000	59,260
MS&AD Insurance Group Holdings, Inc.	1,600	41,372
Murata Manufacturing Co., Ltd.	800	64,216
NGK Spark Plug Co., Ltd.	8,000	182,705
NHK Spring Co., Ltd.	3,800	39,778
Nintendo Co., Ltd.	400	44,981
Nippon Electric Glass Co., Ltd.	8,000	41,150
Nippon Express Co., Ltd.	6,000	30,129
Nippon Meat Packers, Inc.	2,000	29,283
Nippon Telegraph & Telephone Corp.	2,200	114,357
Nippon Yusen KK	12,000	36,666
Nishi-Nippon City Bank, Ltd. (The)	30,000	81,053
Nisshin Seifun Group, Inc.	3,500	37,945
Nissin Foods Holdings Co., Ltd.	800	34,243
Nitori Holdings Co., Ltd.	700	65,664
Nitto Denko Corp.	1,400	73,417
NOK Corp.	2,600	40,192
Nomura Research Institute, Ltd.	1,100	36,918
NSK, Ltd.	6,000	64,094
NTT DoCoMo, Inc.	17,100	271,292
Odakyu Electric Railway Co., Ltd.	9,000	86,857
OMRON Corp.	2,100	80,139
Ono Pharmaceutical Co., Ltd.	2,100	158,781
Oracle Corp. Japan	800	31,587
Osaka Gas Co., Ltd.	22,000	92,666
Panasonic Corp.	4,000	40,997
Rakuten, Inc.	5,400	70,360
Ricoh Co., Ltd.	4,000	42,243
Rinnai Corp.	500	38,700
ROHM Co., Ltd.	1,000	41,048
Sankyo Co., Ltd.	900	42,803
Santen Pharmaceutical Co., Ltd.	1,500	76,149
Seven Bank, Ltd.	14,800	52,381
Shikoku Electric Power Co., Inc.(1)	2,300	41,053
Shimamura Co., Ltd.	1,500	168,629
Shin-Etsu Chemical Co., Ltd.	1,100	62,196
Shinsei Bank, Ltd.	17,000	39,802
Shionogi & Co., Ltd.	1,800	39,831
Shiseido Co., Ltd.	3,100	53,032
Shizuoka Bank, Ltd. (The)	18,000	202,525
Showa Shell Sekiyu K.K.	3,600	38,703
SMC Corp.	200	46,564
SoftBank Corp.	2,300	171,761
Sony Corp.	2,000	34,889

6

Security	Shares	Value
Stanley Electric Co., Ltd.	2,000	$46,522
Sumco Corp.	4,800	43,617
Sumitomo Chemical Co., Ltd.	10,000	36,624
Sumitomo Electric Industries, Ltd.	2,600	38,959
Sumitomo Metal Mining Co., Ltd.	4,000	55,402
Sumitomo Mitsui Financial Group, Inc.	800	38,669
Sumitomo Mitsui Trust Holding, Inc.	8,000	39,513
Suntory Beverage & Food, Ltd.(1)	1,200	39,506
Suruga Bank, Ltd.	8,000	126,906
Suzuken Co., Ltd.	2,700	97,496
Suzuki Motor Corp.	1,600	40,233
Sysmex Corp.	1,100	72,868
Taisho Pharmaceutical Holdings Co., Ltd.	500	35,107
Taiyo Nippon Sanso Corp.	6,000	41,144
Takashimaya Co., Ltd.	5,000	47,705
Takeda Pharmaceutical Co., Ltd.	600	28,593
Terumo Corp.	800	38,745
THK Co., Ltd.	1,800	39,291
Toho Gas Co., Ltd.	14,000	73,002
Tohoku Electric Power Co., Inc.(1)	3,000	36,313
Tokyo Electric Power Co., Inc.(1)	14,600	77,919
Tokyo Electron, Ltd.	1,300	71,334
Tokyo Gas Co., Ltd.	18,000	97,668
TonenGeneral Sekiyu K.K.	12,000	111,473
TOTO, Ltd.	3,000	42,427
Toyo Seikan Kaisha, Ltd.	2,200	45,723
Toyo Suisan Kaisha, Ltd.	2,000	63,606
Toyoda Gosei Co., Ltd.	1,600	40,007
Toyota Boshoku Corp.	2,900	38,843
Toyota Industries Corp.	700	30,877
Toyota Motor Corp.	2,000	129,676
Trend Micro, Inc.	1,000	37,194
Tsumura & Co.	1,300	40,859
Unicharm Corp.	3,600	231,224
USS Co., Ltd.	8,400	123,014
Yakult Honsha Co., Ltd.	900	45,714
Yamaguchi Financial Group, Inc.	3,000	28,271
Yamaha Corp.	2,700	40,312
Yamaha Motor Co., Ltd.	3,600	55,147
Yamato Holdings Co., Ltd.	1,600	34,409
Yaskawa Electric Corp.	5,000	64,754
Yokogawa Electric Corp.	3,000	39,206
Yokohama Rubber Co., Ltd. (The)	3,000	29,345

		$10,526,955

Netherlands — 5.0%
Aegon NV	4,924	$39,180
Akzo Nobel NV	6,374	462,716
ASML Holding NV	9,511	900,574
Delta Lloyd NV	1,897	40,219
European Aeronautic Defence and Space Co. NV	2,606	178,575
Gemalto NV	328	36,815
Heineken Holding NV	2,007	127,474
Heineken NV	4,798	330,617
ING Groep NV(1)	3,145	39,966
Koninklijke Ahold NV	32,262	613,189
Koninklijke DSM NV	7,333	554,320
Koninklijke KPN NV(1)	21,350	67,975
Koninklijke Vopak NV	675	41,515
QIAGEN NV(1)	7,997	183,539
Randstad Holding NV	688	42,373

7

Security	Shares	Value
Reed Elsevier NV	7,995	$160,736
STMicroelectronics NV	9,452	72,705
Unilever NV	4,185	165,916

		$4,058,404

New Zealand — 0.5%
Auckland International Airport, Ltd.	54,928	$155,492
Contact Energy, Ltd.	13,397	58,095
Fletcher Building, Ltd.	9,121	75,272
Telecom Corporation of New Zealand, Ltd.	39,697	77,030

		$365,889

Norway — 2.7%
Aker Solutions ASA	13,749	$189,951
Gjensidige Forsikring ASA	3,679	68,669
Norsk Hydro ASA	25,785	115,073
Orkla ASA	9,863	79,951
Seadrill, Ltd.	6,380	295,102
Statoil ASA	28,860	682,862
Telenor ASA	29,142	700,213
Yara International ASA	412	17,744

		$2,149,565

Portugal — 0.6%
Banco Espirito Santo SA(1)	27,615	$36,285
EDP-Energias de Portugal SA	58,086	213,816
Galp Energia SGPS SA, Class B	3,987	67,514
Jeronimo Martins SGPS SA	5,911	108,860
Portugal Telecom SGPS SA	18,467	83,240

		$509,715

Singapore — 4.0%
Ascendas Real Estate Investment Trust	50,000	$95,067
ComfortDelGro Corp., Ltd.	28,000	43,237
DBS Group Holdings, Ltd.	67,000	903,258
Jardine Cycle & Carriage, Ltd.	1,000	29,471
Olam International, Ltd.	34,000	42,063
Oversea-Chinese Banking Corp., Ltd.	69,000	577,219
Singapore Airlines, Ltd.	24,000	201,321
Singapore Press Holdings, Ltd.	28,000	95,779
Singapore Technologies Engineering, Ltd.	20,000	67,816
Singapore Telecommunications, Ltd.	159,000	482,833
StarHub, Ltd.	38,000	135,879
United Overseas Bank, Ltd.	20,000	334,932
UOL Group, Ltd.	28,000	148,200
Yangzijiang Shipbuilding Holdings, Ltd.	42,000	39,843

		$3,196,918

Spain — 4.5%
Abertis Infraestructuras SA	9,492	$203,366
Acciona SA	642	40,698
Acerinox SA	6,003	79,129
ACS Actividades de Construccion y Servicios SA	1,486	48,748
Amadeus IT Holding SA, Class A	9,372	347,723
CaixaBank SA	32,417	168,022
Distribuidora Internacional de Alimentacion SA	8,077	73,638
Enagas	11,136	297,332
Ferrovial SA	19,379	369,398
Gas Natural SDG SA	1,333	31,440
Grifols SA	4,861	199,235
Iberdrola SA	12,720	79,841
Indra Sistemas SA	2,485	40,980

8

Security	Shares	Value
Industria de Diseno Textil SA	3,249	$533,612
International Consolidated Airlines Group SA(1)	23,405	129,981
Red Electrica Corp. SA	3,386	210,828
Repsol SA	9,283	248,885
Telefonica SA(1)	26,649	469,004
Zardoya Otis SA	5,562	96,760

		$3,668,620

Sweden — 5.2%
Atlas Copco AB, Class A	2,400	$66,497
Elekta AB, Class B	5,377	79,414
Getinge AB, Class B	2,651	83,984
Hennes & Mauritz AB, Class B	12,265	529,993
Holmen AB, Class B	4,514	149,942
Investor AB, Class B	10,286	329,792
Lundin Petroleum AB(1)	1,406	28,975
Millicom International Cellular SA SDR	1,660	153,146
Nordea Bank AB	45,641	583,817
Scania AB, Class B	3,828	76,726
Skandinaviska Enskilda Banken AB, Class A	28,839	348,809
Skanska AB, Class B	11,843	228,029
SKF AB, Class B	3,937	104,170
Svenska Cellulosa AB, Class B	3,039	86,159
Swedbank AB, Class A	13,053	339,722
Tele2 AB, Class B	10,049	121,125
Telefonaktiebolaget LM Ericsson, Class B	7,673	91,778
TeliaSonera AB	95,644	790,879

		$4,192,957

Switzerland — 7.2%
Actelion, Ltd.(1)	3,472	$268,631
Adecco SA(1)	3,151	232,367
ARYZTA AG(1)	429	32,004
Baloise Holding AG	832	96,657
Coca-Cola HBC AG(1)	5,409	155,566
Credit Suisse Group AG	1,222	38,014
Geberit AG	169	50,491
Givaudan SA(1)	98	138,982
Holcim, Ltd.(1)	540	40,165
Lonza Group AG(1)	1,077	96,136
Nestle SA	15,655	1,130,039
Novartis AG	9,084	705,123
Roche Holding AG PC	2,631	727,565
Schindler Holding AG	1,614	229,693
Schindler Holding AG PC	317	44,929
Sonova Holding AG(1)	1,970	256,378
Sulzer AG	509	79,628
Swatch Group, Ltd. (The)	274	30,486
Swatch Group, Ltd. (The), Bearer Shares	416	265,696
Swiss Life Holding AG(1)	201	39,854
Swiss Reinsurance Co., Ltd.(1)	5,794	508,612
Swisscom AG	701	357,549
Transocean, Ltd.	858	40,522
Zurich Insurance Group AG(1)	805	222,440

		$5,787,527

United Kingdom — 13.0%
Aberdeen Asset Management PLC	9,384	$66,597
Anglo American PLC	6,197	147,343
Associated British Foods PLC	5,338	194,063
AstraZeneca PLC	3,694	195,561

9

Security	Shares	Value
Aviva PLC	56,768	$407,532
BAE Systems PLC	21,563	157,291
Barclays PLC	87,109	366,508
BHP Billiton PLC	5,277	162,840
BP PLC	72,208	560,522
Bunzl PLC	1,959	43,214
Burberry Group PLC	13,566	333,364
Capita PLC	7,522	118,909
Centrica PLC	91,939	519,982
Cobham PLC	33,002	152,413
Compass Group PLC	6,746	97,016
Croda International PLC	772	30,168
Diageo PLC	19,072	607,967
easyJet PLC	1,477	30,939
Experian PLC	4,808	97,884
Fresnillo PLC	2,551	39,879
GKN PLC	5,106	30,078
GlaxoSmithKline PLC	3,703	97,620
HSBC Holdings PLC	33,171	363,599
Kingfisher PLC	14,107	85,339
Lloyds Banking Group PLC(1)	317,532	392,722
Marks & Spencer Group PLC	12,269	98,939
Melrose Industries PLC	32,037	164,244
National Grid PLC	3,212	40,364
Next PLC	1,150	100,426
Old Mutual PLC	123,704	403,156
Prudential PLC	4,474	91,497
Randgold Resources, Ltd.	1,136	84,248
Reed Elsevier PLC	5,162	72,311
Rexam PLC	9,414	78,391
Rio Tinto PLC	3,024	153,015
Rolls-Royce Holdings PLC(1)	5,230	96,352
Rolls-Royce Holdings PLC, PFC Shares(1)	1,939,184	3,109
Royal Dutch Shell PLC, Class A	17,854	594,624
Royal Dutch Shell PLC, Class B	2,721	94,201
Sage Group PLC (The)	16,525	89,148
Schroders PLC	1,734	71,566
Serco Group PLC	19,824	177,145
Severn Trent PLC	1,874	55,938
Shire PLC	2,342	103,845
Smiths Group PLC	4,893	112,614
SSE PLC	3,277	74,339
Standard Chartered PLC	16,519	396,621
Subsea 7 SA	5,692	120,373
Tesco PLC	66,505	387,933
Travis Perkins PLC	5,487	163,170
TUI Travel PLC	5,010	30,886
Tullow Oil PLC	11,352	171,588
Unilever PLC	988	40,064
United Utilities Group PLC	1,382	15,630
Vodafone Group PLC	167,311	612,820
Whitbread PLC	3,750	206,217
WM Morrison Supermarkets PLC	14,366	64,820
Wolseley PLC	2,989	160,901

		$10,429,845

Total Common Stocks (identified cost $65,927,404)		$80,188,422

10

Short-Term Investments — 0.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(2)	$494	$494,437

Total Short-Term Investments (identified cost $494,437)		$494,437

Total Investments — 100.2% (identified cost $66,421,841)		$80,682,859

Other Assets, Less Liabilities — (0.2)%		$(197,909)

Net Assets — 100.0%		$80,484,950

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

CDI	-	CHESS Depositary Interest

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

SDR	-	Swedish Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended October 31, 2013 was $410.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	37.0%	$29,744,231
Japanese Yen	13.1	10,526,955
British Pound Sterling	13.0	10,465,038
Swiss Franc	7.0	5,631,961
Australian Dollar	6.0	4,865,008
Swedish Krona	5.2	4,192,957
Hong Kong Dollar	5.1	4,098,129
Singapore Dollar	4.0	3,237,403
Danish Krone	3.8	3,102,752
Norwegian Krone	2.8	2,269,938
Israeli Shekel	1.5	1,226,242
United States Dollar	1.2	956,356
New Zealand Dollar	0.5	365,889

Total Investments	100.2%	$80,682,859

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	17.5%	$14,125,054
Industrials	12.4	9,973,275
Consumer Discretionary	11.4	9,179,067
Consumer Staples	10.9	8,769,708
Health Care	9.7	7,808,153

11

Sector	Percentage of Net Assets	Value
Materials	9.4%	$7,585,305
Telecommunication Services	8.0	6,446,714
Energy	7.2	5,787,148
Utilities	6.9	5,550,968
Information Technology	6.2	4,963,030
Short-Term Investments	0.6	494,437

Total Investments	100.2%	$80,682,859

The Fund did not have any open financial instruments at October 31, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$66,792,384

Gross unrealized appreciation	$14,757,843
Gross unrealized depreciation	(867,368)

Net unrealized appreciation	$13,890,475

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$—	$23,093,384		$—	$23,093,384
Developed Europe	—	55,406,877		—	55,406,877
Developed Middle East	461,919	1,226,242		—	1,688,161
Total Common Stocks	$461,919	$79,726,503	*	$—	$80,188,422
Short-Term Investments	$—	$494,437		$—	$494,437
Total Investments	$461,919	$80,220,940		$—	$80,682,859

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of January 31, 2013 whose fair value was determined using Level 3 inputs. At October 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

12

Parametric Global Small-Cap Fund

October 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.4%

Security	Shares	Value
Australia — 2.4%
Adelaide Brighton, Ltd.	1,852	$6,741
Ansell, Ltd.	130	2,396
Aristocrat Leisure, Ltd.	984	4,699
Aurora Oil & Gas, Ltd.(1)	2,288	7,026
Beach Energy, Ltd.	6,515	8,800
carsales.com, Ltd.	1,058	10,506
Challenger Ltd.	813	4,612
David Jones, Ltd.	1,671	4,295
Downer EDI, Ltd.	935	4,344
DUET Group	4,931	10,009
DuluxGroup, Ltd.	2,698	13,139
Energy Resources of Australia, Ltd.(1)	3,794	4,592
Goodman Fielder, Ltd.	6,341	4,557
Investa Office Fund	2,551	7,489
Iress, Ltd.	881	8,222
Mesoblast, Ltd.(1)	791	4,927
Mineral Resources, Ltd.	398	4,255
Myer Holdings, Ltd.	1,814	4,287
Regis Resources, Ltd.	1,971	6,422
TPG Telecom, Ltd.	2,627	11,581
Transpacific Industries Group, Ltd.(1)	4,376	4,736
Wotif.com Holdings, Ltd.	998	4,187

		$141,822

Austria — 1.1%
CA Immobilien Anlagen AG(1)	879	$13,367
Conwert Immobilien Invest SE(1)	881	10,967
Kapsch TrafficCom AG	97	5,236
RHI AG	324	11,956
Schoeller-Bleckmann Oilfield Equipment AG	102	11,767
Wienerberger AG	758	13,148

		$66,441

Belgium — 0.9%
Barco NV	73	$5,526
Befimmo SCA Sicafi	112	8,026
Bekaert SA NV	221	9,254
Cofinimmo	72	8,696
EVS Broadcast Equipment SA	129	8,439
Gimv NV	47	2,382
KBC Ancora(1)	183	5,950
ThromboGenics NV(1)	220	6,058

		$54,331

Brazil — 1.6%
Abril Educacao SA	200	$2,857
Aliansce Shopping Centers SA	500	4,852
Anhanguera Educacional Participacoes SA	800	4,784
BR Properties SA	500	4,231
Brasil Insurance Participacoes e Administracao SA	500	4,533
Brasil Pharma SA(1)	1,900	7,050

1

Security	Shares	Value
Cia de Saneamento de Minas Gerais-COPASA	500	$8,112
Diagnosticos da America SA	800	4,107
Equatorial Energia SA	900	9,335
Fleury SA	700	5,442
Grendene SA	700	6,311
JHSF Participacoes SA	1,400	3,481
LPS Brasil Consultoria de Imoveis SA	500	3,494
Mahle-Metal Leve SA Industria e Comercio	500	6,257
Marcopolo SA, PFC Shares	1,800	4,640
MRV Engenharia e Participacoes SA	1,000	4,299
PDG Realty SA Empreendimentos e Participacoes(1)	5,200	4,671
Raia Drogasil SA	500	3,650
Santos Brasil Participacoes SA	300	2,894

		$95,000

Canada — 3.3%
Africa Oil Corp.(1)	1,503	$13,348
AGF Management, Ltd.	356	4,702
Alamos Gold, Inc.	341	5,432
Allied Properties Real Estate Investment Trust	181	5,824
Birchcliff Energy, Ltd.(1)	378	2,701
Bonterra Energy Corp.	78	4,384
Canfor Corp.(1)	371	7,689
Capital Power Corp.	566	11,725
CCL Industries, Inc.	178	12,223
Celestica, Inc.(1)	500	5,491
China Gold International Resources Corp, Ltd.(1)	3,556	9,550
Cineplex, Inc.	59	2,377
Constellation Software Inc/Canada	24	4,372
Dollarama, Inc.	107	9,197
Enbridge Income Fund Holdings, Inc.	226	5,061
Enerflex, Ltd.	317	4,491
First Majestic Silver Corp.(1)	1,109	12,551
Freehold Royalties, Ltd.	229	5,212
Gibson Energy, Inc.	96	2,358
Gran Tierra Energy, Inc.(1)	1,363	10,275
Imperial Metals Corp.(1)	684	8,653
Just Energy Group, Inc.	622	4,415
MacDonald Dettwiler & Associates, Ltd.	57	4,349
Mullen Group, Ltd.	179	4,797
North West Co., Inc. (The)	352	8,754
Northland Power, Inc.	529	8,382
Parkland Fuel Corp.	302	5,535
Pason Systems, Inc.	201	4,177
RONA, Inc.	382	4,477

		$192,502

Chile — 1.3%
Banmedica SA	4,183	$7,676
Besalco SA	3,333	4,686
CFR Pharmaceuticals SA	22,688	5,758
Forus SA	1,039	5,699
Inversiones Aguas Metropolitanas SA	4,857	9,008
Parque Arauco SA	3,727	7,196
Ripley Corp. SA	8,187	7,192
Salfacorp SA	2,928	3,344
Sigdo Koppers SA	2,516	4,199
Sonda SA	4,259	11,058
Vina Concha y Toro SA	5,444	9,990

		$75,806

2

Security	Shares	Value
China — 2.5%
Anton Oilfield Services (Group), Ltd.	16,000	$10,141
Beijing Enterprises Water Group, Ltd.	14,000	6,229
China Foods, Ltd.(1)	8,000	3,634
China Gas Holdings, Ltd.	10,000	11,114
China Medical System Holdings, Ltd.	14,000	12,608
China Modern Dairy Holdings, Ltd.(1)	9,000	4,191
China Power International Development, Ltd.	19,000	7,447
Dah Chong Hong Holdings, Ltd.	5,000	4,270
Giant Interactive Group, Inc. ADR	475	4,204
Kingsoft Corp, Ltd.	4,000	9,924
Shenguan Holdings Group, Ltd.	10,000	4,466
Sino Biopharmaceutical, Ltd.	20,000	14,032
SouFun Holdings, Ltd. ADR	244	12,988
Towngas China Co., Ltd.	11,000	10,858
Uni-President China Holdings, Ltd.	8,000	7,973
Vinda International Holdings, Ltd.	7,000	9,948
Vipshop Holdings, Ltd. ADR(1)	71	4,894
Yingde Gases Group Co.	9,500	9,728

		$148,649

Denmark — 0.9%
D/S Norden A/S	344	$15,130
Genmab AS(1)	274	11,905
NKT Holding A/S	269	13,054
Sydbank A/S(1)	438	12,952

		$53,041

Finland — 1.6%
Amer Sports Oyj	600	$12,311
Huhtamaki Oyj	655	15,745
Kemira Oyj	790	12,684
Konecranes Oyj	244	8,220
Outotec Oyj	340	3,362
Tieto Oyj	591	12,984
Tikkurila Oyj	516	13,378
Uponor Oyj	745	14,715

		$93,399

France — 1.6%
Alten SA	168	$7,596
Eurofins Scientific	67	18,342
Havas SA	1,085	9,022
Ingenico	191	14,348
IPSOS	159	6,693
Medica SA	92	2,364
Orpea	44	2,373
Rubis SCA	174	10,863
Societe d’Edition de Canal	781	6,440
UBISOFT Entertainment(1)	575	7,376
Virbac SA	49	9,856

		$95,273

Germany — 2.1%
BayWa AG	46	$2,343
Carl Zeiss Meditec AG	305	9,634
Deutsche EuroShop AG	269	11,959
Deutsche Wohnen AG	308	5,792
Dialog Semiconductor PLC(1)	333	6,398
Duerr AG	153	13,390
Freenet AG(1)	468	12,156

3

Security	Shares	Value
Gerry Weber International AG	239	$9,904
Gildemeister AG	223	7,330
GSW Immobilien AG	180	8,371
KWS Saat AG	30	10,713
Pfeiffer Vacuum Technology AG	51	5,939
Vossloh AG	59	6,086
Wirecard AG	458	16,664

		$126,679

Greece — 0.8%
Hellenic Telecommunications Organization SA(1)	1,047	$13,177
JUMBO SA(1)	555	7,447
Motor Oil (Hellas) Corinth Refineries SA	606	7,204
National Bank of Greece SA(1)	695	3,947
Titan Cement Co. SA(1)	553	15,042

		$46,817

Hong Kong — 2.8%
Cafe De Coral Holdings, Ltd.	4,000	$13,754
Chow Sang Sang Holdings International, Ltd.	2,000	6,486
CIMC Enric Holdings, Ltd.	6,000	8,449
Giordano International, Ltd.	12,000	11,256
Great Eagle Holdings, Ltd.	2,000	7,135
Hanergy Solar Group, Ltd.(1)	26,000	4,425
Hutchison Telecommunications Hong Kong Holdings, Ltd.	26,000	11,510
Johnson Electric Holdings, Ltd.	15,000	10,797
Luk Fook Holdings (International), Ltd.	4,000	14,228
Newocean Energy Holdings, Ltd.	14,000	8,561
SA SA International Holdings, Ltd.	12,000	13,137
Sinopec Kantons Holdings, Ltd.	10,000	9,123
SmarTone Telecommunication Holdings, Ltd.	5,000	6,585
Stella International Holdings, Ltd.	3,500	8,639
Techtronic Industries Co., Ltd.	4,500	11,313
Texwinca Holdings, Ltd.	8,000	8,173
Transport International Holdings, Ltd.	3,600	8,107
Truly International Holdings	8,000	5,106

		$166,784

Indonesia — 1.7%
AKR Corporindo Tbk PT	10,500	$4,513
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	74,000	5,986
Bhakti Investama Tbk PT	190,500	5,910
Bumi Serpong Damai Tbk PT	51,000	7,075
Ciputra Development Tbk PT	106,500	9,717
Gajah Tunggal Tbk PT	26,000	5,299
Garuda Indonesia Persero Tbk PT(1)	90,500	3,932
Global Mediacom Tbk PT	46,500	7,876
Holcim Indonesia Tbk PT	17,500	3,997
Japfa Comfeed Indonesia Tbk PT	33,000	4,095
Jasa Marga (Persero) Tbk PT	18,000	8,380
Lippo Karawaci Tbk PT(1)	73,000	7,310
Media Nusantara Citra Tbk PT	29,500	6,533
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	31,500	4,467
Salim Ivomas Pratama Tbk PT	63,500	4,503
Tower Bersama Infrastructure Tbk PT	20,500	10,359

		$99,952

Ireland — 1.5%
C&C Group PLC	2,151	$12,593
DCC PLC	54	2,418
Glanbia PLC	1,127	15,775
Grafton Group PLC	1,653	15,700

4

Security	Shares	Value
ICON PLC(1)	433	$17,511
Kingspan Group PLC	737	12,325
Smurfit Kappa Group PLC	434	10,506

		$86,828

Israel — 1.3%
Elbit Systems, Ltd.	84	$4,483
Gazit-Globe, Ltd.	830	11,334
Migdal Insurance & Financial Holdings, Ltd.	3,773	6,586
Mizrahi Tefahot Bank, Ltd.	457	5,357
Oil Refineries, Ltd.(1)	12,316	3,981
Osem Investment, Ltd.	588	12,971
Paz Oil Co., Ltd.(1)	77	11,953
RADWARE, Ltd.(1)	600	8,982
SodaStream International, Ltd.(1)	75	4,010
Strauss Group, Ltd.	470	8,288

		$77,945

Italy — 1.5%
Amplifon SpA	1,250	$6,664
Banca Generali SpA	173	4,516
Banca Popolare di Milano Scarl(1)	6,380	4,262
Brunello Cucinelli SpA	340	10,597
De’Longhi SpA	554	8,555
DiaSorin SpA	88	4,165
ERG SpA	683	8,341
Gemina SpA(1)	4,996	12,121
Iren SPA	3,843	5,746
Recordati SpA	1,139	14,962
Sorin SpA(1)	3,432	9,455

		$89,384

Japan — 8.8%
Aica Kogyo Co., Ltd.	600	$12,283
Anritsu Corp.	1,000	13,112
Autobacs Seven Co., Ltd.	400	5,832
Calbee, Inc.	400	10,496
Capcom Co., Ltd.	300	5,610
Daifuku Co., Ltd.	500	6,430
Enplas Corp.	200	13,185
Fancl Corp.	700	8,324
FP Corp.	200	15,454
Hokkoku Bank, Ltd. (The)	2,000	7,392
Hokuetsu Kishu Paper Co., Ltd.	1,000	4,659
Hoshizaki Electric Co., Ltd.	400	14,658
House Foods Corp.	700	11,088
Ito En, Ltd.	400	8,990
Itoham Foods, Inc.	1,000	4,215
Japan Drilling Co., Ltd.	100	6,957
Japan Exchange Group, Inc.	500	11,624
Kagoshima Bank, Ltd. (The)	1,000	6,731
Kakaku.com, Inc.	400	7,736
Kaken Pharmaceutical Co., Ltd.	1,000	15,617
Kenedix, Inc.(1)	2,300	11,884
Kewpie Corp.	800	12,037
Kissei Pharmaceutical Co., Ltd	400	9,260
Kobayashi Pharmaceutical Co., Ltd.	200	11,198
Komeri Co., Ltd.	200	4,884
Kose Corp.	500	14,612
KYORIN Holdings, Inc.	300	6,395
LEOPALACE21 Corp.(1)	1,800	12,496
Lion Corp.	2,000	12,003
M3, Inc.	2	5,477

5

Security	Shares	Value
Maeda Road Construction Co., Ltd.	1,000	$17,781
Matsumotokiyoshi Holdings Co., Ltd.	100	3,374
Miraca Holdings, Inc.	300	13,517
MonotaRO Co., Ltd.	400	9,404
Musashino Bank, Ltd. (The)	100	3,509
Nichirei Corp.	1,000	5,162
Nihon Kohden Corp.	200	8,237
NOF Corp.	2,000	13,907
Noritz Corp.	400	9,272
NS Solutions Corp.	200	4,560
Obic Co., Ltd.	300	9,421
Otsuka Corp.	100	12,970
Plenus Co., Ltd.	200	4,537
Point, Inc.	90	4,215
Pola Orbis Holdings, Inc.	200	6,776
Ryohin Keikaku Co., Ltd.	100	9,975
Sawai Pharmaceutical Co., Ltd.	200	14,621
Shimachu Co., Ltd.	200	4,857
Sugi Holdings Co., Ltd.	200	8,365
Sumitomo Osaka Cement Co., Ltd.	2,000	8,070
Sundrug Co., Ltd.	200	9,970
T-Gaia Corp.	400	4,031
TS Tech Co., Ltd.	300	11,240
Tsuruha Holdings, Inc.	100	9,079
TV Asahi Corp.	200	4,647
Wacoal Holdings Corp.	1,000	10,738
Xebio Co., Ltd.	200	4,325

		$517,199

Luxembourg — 0.1%
Aperam	249	$4,254

		$4,254

Malaysia — 2.2%
Affin Holdings Bhd	3,400	$4,592
Alliance Financial Group Bhd	8,800	14,465
Berjaya Sports Toto Bhd	7,360	9,493
Boustead Holdings Bhd	5,300	8,785
Bursa Malaysia Bhd	1,800	4,586
Dialog Group Bhd	13,000	11,323
Genting Plantations Bhd	2,600	8,962
HAP Seng Consolidated Bhd	11,000	8,539
KLCC Property Holdings Bhd	3,300	6,752
KPJ Healthcare Bhd	6,100	11,794
Kulim (Malaysia) Bhd	4,500	4,848
Lafarge Malayan Cement Bhd	2,700	8,524
Malaysia Airports Holdings Bhd	3,600	9,598
Media Prima Bhd	8,100	6,776
Oriental Holdings Bhd	3,700	10,363

		$129,400

Mexico — 1.0%
Banregio Grupo Financiero SAB de CV	2,100	$11,623
Bolsa Mexicana de Valores SAB de CV	2,600	6,174
Empresas ICA SAB de CV(1)	4,400	8,357
Fibra Uno Administracion SA de CV	2,200	6,812
Genomma Lab Internacional SA de CV(1)	3,600	9,588
Grupo Aeroportuario del Sureste SAB de CV, Class B	900	10,709
Grupo Simec SA de CV, Series B(1)	1,300	4,847

		$58,110

Netherlands — 1.7%
Aalberts Industries NV	518	$15,466
Arcadis NV	537	16,840

6

Security	Shares	Value
ASM International NV	168	$5,518
Brunel International NV	135	7,925
Eurocommercial Properties NV	156	6,628
InterXion Holding NV(1)	472	10,601
Koninklijke BAM Groep NV	777	4,133
TomTom NV(1)	1,487	11,482
Unit4 NV	321	15,102
Wereldhave NV	80	6,216

		$99,911

New Zealand — 1.1%
Fisher & Paykel Healthcare Corp., Ltd.	5,269	$16,025
Ryman Healthcare, Ltd.	2,449	15,266
Sky Network Television, Ltd.	1,262	6,463
SKYCITY Entertainment Group, Ltd.	3,057	9,818
Trade Me, Ltd.	1,790	6,651
Xero, Ltd.(1)	499	11,536

		$65,759

Norway — 1.2%
Algeta ASA(1)	114	$4,517
Atea ASA	708	7,845
Cermaq ASA	543	9,623
Det Norske Oljeselskap ASA(1)	652	9,278
DNO International ASA(1)	4,903	13,856
Nordic American Tankers, Ltd.	661	5,394
SpareBank 1 SR-Bank ASA	517	4,646
Tomra Systems ASA	1,323	12,113
Wilh. Wilhelmsen ASA	528	4,902

		$72,174

Poland — 0.4%
Eurocash SA	270	$4,147
Getin Noble Bank SA(1)	5,330	4,703
Grupa Azoty SA	163	4,309
Synthos SA	2,527	4,280
TVN SA	877	4,418

		$21,857

Portugal — 0.6%
Banco BPI SA(1)	3,044	$4,820
Banco Comercial Portugues SA(1)	39,844	5,941
Sonae	9,856	14,236
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	1,862	12,772

		$37,769

Russia — 0.2%
Etalon Group, Ltd. GDR(1)(2)	1,138	$5,917
OAO OGK-2(1)	525,390	4,125

		$10,042

Singapore — 1.5%
ARA Asset Management, Ltd.	4,400	$6,505
Ascott Residence Trust	4,000	4,208
CDL Hospitality Trusts	4,000	5,357
Ezion Holdings, Ltd.	4,000	7,200
Ho Bee Land, Ltd.	3,000	4,967
Hyflux, Ltd.	6,000	5,595
Keppel REIT	3,000	2,911
M1, Ltd.	4,000	10,961
Mapletree Commercial Trust	4,000	4,047
Mapletree Industrial Trust	4,000	4,447
Mapletree Logistics Trust	4,000	3,522
Singapore Post, Ltd.	12,000	12,650

7

Security	Shares	Value
Starhill Global REIT	6,000	$3,908
Suntec REIT	2,000	2,753
Venture Corp., Ltd.	1,000	6,263
Wheelock Properties, Ltd.	2,000	2,737

		$88,031

South Africa — 1.7%
AECI, Ltd.	1,107	$13,492
African Bank Investments, Ltd.	2,470	4,173
Aveng, Ltd.(1)	1,540	4,522
AVI, Ltd.	1,339	7,866
DataTec, Ltd.	1,003	5,727
Illovo Sugar, Ltd.	1,950	6,119
Investec, Ltd.	635	4,501
Mondi, Ltd.	284	5,076
Murray & Roberts Holdings, Ltd.(1)	1,505	4,582
Nampak, Ltd.	3,177	10,503
Pick’n Pay Holdings, Ltd.	2,600	5,310
Pioneer Foods, Ltd.	834	7,065
Reunert, Ltd.	684	4,793
Royal Bafokeng Platinum, Ltd.(1)	864	5,288
Spar Group, Ltd. (The)	533	6,820
Trencor, Ltd.	630	4,482

		$100,319

South Korea — 2.4%
AMOREPACIFIC Group, Inc.	25	$8,822
Cheil Worldwide, Inc.(1)	380	9,363
Grand Korea Leisure Co., Ltd.	90	3,278
Green Cross Corp.	63	7,778
GS Engineering & Construction Corp.	120	4,052
GS Retail Co., Ltd.	220	6,081
Hotel Shilla Co., Ltd.	210	13,566
Hyundai Greenfood Co., Ltd.	400	6,371
Hyundai Home Shopping Network Corp.	65	10,291
Korean Reinsurance Co.	600	6,725
Lock & Lock Co., Ltd.	270	7,031
Lotte Chilsung Beverage Co., Ltd.	5	7,426
LS Industrial Systems Co., Ltd.	72	4,512
Nong Shim Co., Ltd.	25	6,054
ORION Corp.	7	6,826
Ottogi Corp.	13	4,199
Paradise Co., Ltd.	132	3,383
Posco ICT Co., Ltd.	537	4,143
S1 Corp.	77	4,592
SK Broadband Co., Ltd.(1)	1,803	7,706
Tongyang Life Insurance	630	6,684
Young Poong Corp.	3	3,990

		$142,873

Spain — 1.3%
Abengoa SA, Class B	1,737	$4,206
Almirall SA	611	9,130
Antena 3 de Television SA	831	13,884
Duro Felguera SA	747	4,888
Ence Energia y Celulosa SA	2,912	11,695
Gamesa Corp. Tecnologica SA(1)	472	4,558
Grupo Catalana Occidente SA	462	15,630
Jazztel PLC(1)	640	7,010
Melia Hotels International SA	398	4,506
Viscofan SA	41	2,175

		$77,682

Sweden — 1.7%
AarhusKarlshamn AB	146	$8,638

8

Security	Shares	Value
Atrium Ljungberg AB	326	$4,443
Axfood AB	305	15,773
Axis Communications AB	299	10,318
BillerudKorsnas AB	419	4,915
Clas Ohlson AB, Class B	452	7,118
Hexpol AB	182	13,674
Hufvudstaden AB, Class A	640	8,377
Loomis AB, Class B	101	2,421
Saab AB, Class B	366	7,327
Swedish Orphan Biovitrum AB(1)	1,121	10,715
Wallenstam AB, Class B	616	8,542

		$102,261

Switzerland — 2.0%
ams AG	92	$10,045
Burckhardt Compression Holdings AG	36	14,426
Flughafen Zuerich AG	31	17,180
Forbo Holding AG(1)	17	13,330
Georg Fischer AG(1)	7	4,822
Kaba Holding AG(1)	30	12,837
Kuoni Reisen Holding AG(1)	21	8,876
Mobimo Holding AG(1)	54	11,308
Nobel Biocare Holding AG(1)	261	4,306
Temenos Group AG(1)	174	4,434
Vontobel Holding AG	378	15,130

		$116,694

Taiwan — 2.8%
Advantech Co., Ltd.	3,000	$19,229
Chicony Electronics Co., Ltd.	3,030	7,551
China Life Insurance Co., Ltd.	5,000	4,907
China Steel Chemical Corp.	3,000	17,976
CTCI Corp.	5,000	8,744
Feng Hsin Iron & Steel Co., Ltd.	2,000	3,640
Formosa Taffeta Co., Ltd.	2,000	2,486
Giant Manufacturing Co., Ltd.	2,000	15,010
Inventec Co., Ltd.	7,000	6,265
Oriental Union Chemical Corp.	2,000	2,127
Phison Electronics Corp.	1,000	7,187
Powertech Technology, Inc.	2,000	3,604
Realtek Semiconductor Corp.	3,030	7,044
Ruentex Development Co., Ltd.	2,000	4,186
ScinoPharm Taiwan, Ltd.	2,080	6,920
Senao International Co., Ltd.	2,000	6,387
Simplo Technology Co., Ltd.	1,000	4,917
Standard Foods Corp.	3,450	10,579
Teco Electric & Machinery Co., Ltd.	8,000	8,532
Transcend Information, Inc.	2,000	6,316
Vanguard International Semiconductor Corp.	5,000	5,405
WPG Holdings Co., Ltd.	3,000	3,649

		$162,661

Thailand — 2.2%
Bangchak Petroleum PCL(3)	5,600	$5,984
Bangkok Land PCL(3)	82,400	4,543
Berli Jucker PCL(3)	4,500	7,180
Bumrungrad Hospital PCL(3)	1,500	4,176
Central Pattana PCL(3)	7,400	11,382
Delta Electronics (Thailand) PCL(3)	5,800	8,893
Electricity Generating PCL(3)	2,500	10,275
Quality House PCL(3)	46,000	4,469
Ratchaburi Electricity Generating Holding PCL, NVDR	3,700	5,999
Robinson Department Store PCL(3)	3,900	6,602
Siam City Cement PCL(3)	800	10,213

9

Security	Shares	Value
Siam Makro PCL(3)	6,000	$6,311
Sino Thai Engineering & Construction PCL(3)	5,900	4,394
Thai Tap Water Supply Co., Ltd.(3)	20,700	6,847
Thai Union Frozen Products PCL(3)	3,100	5,598
Thanachart Capital PCL(3)	4,100	4,555
Tisco Financial Group Public Co., Ltd.(3)	3,300	4,672
True Corp. PCL(1)(3)	24,400	6,928
VGI Global Media PCL(3)	12,100	4,854
WHA Corp. PCL(3)	3,300	4,085

		$127,960

Turkey — 1.3%
Aselsan Elektronik Sanayi Ve Ticaret AS	1,359	$6,407
Asya Katilim Bankasi AS(1)	4,925	4,990
Aygaz AS	1,376	6,264
Dogus Otomotiv Servis ve Ticaret AS	930	4,453
Migros Ticaret AS(1)	474	4,211
Pegasus Hava Tasimaciligi AS(1)	465	8,788
Petkim Petrokimya Holding AS(1)	4,991	7,856
TAV Havalimanlari Holding AS	737	5,333
Tekfen Holding AS	1,505	3,620
Tofas Turk Otomobil Fabrikasi AS	1,218	8,052
Turk Traktor ve Ziraat Makineleri AS	222	7,304
Turkiye Sinai Kalkinma Bankasi AS	4,382	4,268
Yazicilar Holding AS	314	3,478

		$75,024

United Kingdom — 5.6%
Abcam PLC	1,181	$9,554
Aveva Group PLC	248	10,276
AZ Electronic Materials SA	1,082	4,971
Beazley PLC	1,650	6,048
Berkeley Group Holdings PLC	215	8,059
Betfair Group PLC	270	4,355
Booker Group PLC	5,528	13,314
BTG PLC(1)	715	4,811
Capital & Counties Properties PLC	1,928	10,723
Coastal Energy Co.(1)	252	4,481
CSR PLC	499	4,395
De La Rue PLC	149	2,042
Domino’s Pizza Group PLC	751	7,043
Dunelm Group PLC	551	7,825
Elementis PLC	1,668	6,924
EnQuest PLC(1)	6,020	12,871
Fidessa Group PLC	343	11,121
Filtrona PLC	1,065	13,390
Genus PLC	390	8,242
Greene King PLC	330	4,367
Halfords Group PLC	1,065	7,213
Hikma Pharmaceuticals PLC	585	11,254
Hunting PLC	682	9,744
International Personal Finance PLC	415	3,835
Jardine Lloyd Thompson Group PLC	485	7,773
Lancashire Holdings, Ltd.	182	2,368
Micro Focus International PLC	805	10,550
Moneysupermarket.com Group PLC	1,776	4,362
N Brown Group PLC	997	8,378
Ocado Group PLC(1)	1,848	12,862
Pace PLC	957	4,674
Rightmove PLC	299	12,706
Rotork PLC	117	5,360

10

Security	Shares	Value
Shaftesbury PLC	439	$4,180
Soco International PLC(1)	1,980	12,633
Stolt-Nielsen, Ltd.	472	13,364
Telecom Plus PLC	413	10,205
Ultra Electronics Holdings PLC	486	15,071
Victrex PLC	227	5,999
WH Smith PLC	1,117	16,120

		$333,463

United States — 28.7%
ACADIA Pharmaceuticals, Inc.(1)	591	$13,433
ACI Worldwide, Inc.(1)	141	7,772
Acorda Therapeutics, Inc.(1)	111	3,398
Aegerion Pharmaceuticals, Inc.(1)	159	13,168
Akorn, Inc.(1)	217	4,435
Alaska Air Group, Inc.	199	14,061
Alkermes PLC(1)	347	12,211
Allegiant Travel Co.	139	14,494
ALLETE, Inc.	236	11,925
Alnylam Pharmaceuticals, Inc.(1)	225	12,962
Anworth Mortgage Asset Corp.	1,864	9,152
ARRIS Group, Inc.(1)	460	8,216
Aspen Technology, Inc.(1)	272	10,399
Athenahealth, Inc.(1)	35	4,673
Avista Corp.	353	9,810
Balchem Corp.	168	9,620
Black Hills Corp.	297	15,064
Blackbaud, Inc.	170	6,120
Bonanza Creek Energy, Inc.(1)	221	11,169
Boston Beer Co., Inc. (The), Class A(1)	55	12,627
Bristow Group, Inc.	178	14,324
Buckle, Inc. (The)	103	5,041
Buffalo Wild Wings, Inc.(1)	53	7,557
C&J Energy Services, Inc.(1)	199	4,585
Cabot Microelectronics Corp.(1)	174	7,115
CACI International, Inc., Class A(1)	123	8,854
Calgon Carbon Corp.(1)	468	9,337
Capstead Mortgage Corp.	766	9,062
Casey’s General Stores, Inc.	116	8,454
Celldex Therapeutics, Inc.(1)	550	12,600
Cheesecake Factory, Inc. (The)	179	8,458
CLARCOR, Inc.	230	13,450
Cleco Corp.	226	10,473
Cloud Peak Energy, Inc.(1)	541	8,445
Cogent Communications Group, Inc.	170	5,972
CommVault Systems, Inc.(1)	113	8,823
Conn’s, Inc.(1)	216	13,055
Contango Oil & Gas Co.	155	6,642
Convergys Corp.	361	7,126
Cornerstone OnDemand, Inc.(1)	108	5,116
Costar Group, Inc.(1)	26	4,602
Cracker Barrel Old Country Store, Inc.	93	10,218
Cubist Pharmaceuticals, Inc.(1)	219	13,578
CYS Investments, Inc.	918	7,794
Delek US Holdings, Inc.	269	6,873
Diamondback Energy, Inc.(1)	238	12,293
Dril-Quip, Inc.(1)	90	10,568
Eagle Materials, Inc.	167	12,527
El Paso Electric Co.	294	10,340
Energy XXI Bermuda, Ltd.	105	3,051
EPL Oil & Gas, Inc.(1)	295	9,405

11

Security	Shares	Value
Finish Line, Inc. (The), Class A	255	$6,385
First Financial Bankshares, Inc.	109	6,705
Forum Energy Technologies, Inc.(1)	425	12,435
GNC Holdings, Inc., Class A	223	13,117
Government Properties Income Trust	229	5,599
Gulf Coast Ultra Deep Royalty Trust(1)	834	2,018
GulfMark Offshore, Inc., Class A	164	8,164
H.B. Fuller Co.	128	6,127
Haemonetics Corp.(1)	58	2,352
Hain Celestial Group, Inc. (The)(1)	153	12,734
Hatteras Financial Corp.	385	7,007
Heartland Express, Inc.	165	2,369
Heartland Payment Systems, Inc.	106	4,288
Hecla Mining Co.	3,530	11,014
Helen of Troy, Ltd.(1)	59	2,756
Hercules Offshore, Inc.(1)	1,600	10,880
Hibbett Sports, Inc.(1)	111	6,475
Hillenbrand, Inc.	197	5,559
Hittite Microwave Corp.(1)	97	6,197
Home BancShares, Inc.	139	4,709
HSN, Inc.	168	8,803
Hyster-Yale Materials Handling, Inc.	90	7,060
IDACORP, Inc.	291	15,016
Investors Bancorp, Inc.	105	2,490
Isis Pharmaceuticals, Inc.(1)	391	13,009
J&J Snack Foods Corp.	95	8,129
j2 Global, Inc.	239	13,140
Jazz Pharmaceuticals PLC(1)	114	10,344
JoS. A. Bank Clothiers, Inc.(1)	137	6,573
Kodiak Oil & Gas Corp.(1)	522	6,770
Lancaster Colony Corp.	151	12,531
Lexicon Pharmaceuticals, Inc.(1)	3,892	9,341
Louisiana-Pacific Corp.(1)	446	7,586
Lumber Liquidators Holdings, Inc.(1)	138	15,758
ManTech International Corp., Class A	190	5,309
MarketAxess Holdings, Inc.	69	4,501
MAXIMUS, Inc.	265	12,839
Medicines Co. (The)(1)	366	12,415
Medidata Solutions, Inc.(1)	116	12,796
Mentor Graphics Corp.	364	8,037
MFA Financial, Inc.	1,138	8,433
MGE Energy, Inc.	241	13,571
MGIC Investment Corp.(1)	1,649	13,423
Middleby Corp.(1)	20	4,553
Minerals Technologies, Inc.	155	8,778
Monro Muffler Brake, Inc.	242	11,132
Montpelier Re Holdings, Ltd.	86	2,374
Mueller Industries, Inc.	215	12,962
MWI Veterinary Supply, Inc.(1)	80	12,691
National Health Investors, Inc.	156	9,753
National Retail Properties, Inc.	72	2,477
Nektar Therapeutics(1)	1,272	12,097
New Jersey Resources Corp.	216	9,942
NewMarket Corp.	23	7,161
Northwest Bancshares, Inc.	164	2,294
Northwest Natural Gas Co.	205	8,903
NorthWestern Corp.	292	13,385
NPS Pharmaceuticals, Inc.(1)	473	13,613
Nu Skin Enterprises, Inc., Class A	77	9,004
Ocwen Financial Corp.(1)	252	14,170

12

Security	Shares	Value
Owens & Minor, Inc.	255	$9,542
PDC Energy, Inc.(1)	180	12,206
Piedmont Natural Gas Co., Inc.	304	10,379
Pilgrim’s Pride Corp.(1)	896	12,696
Plantronics, Inc.	191	8,202
Platinum Underwriters Holdings, Ltd.	132	8,209
PNM Resources, Inc.	484	11,577
Portland General Electric Co.	361	10,361
Post Properties, Inc.	51	2,333
Primerica, Inc.	347	14,904
ProAssurance Corp.	50	2,266
Puma Biotechnology, Inc.(1)	106	4,061
RBC Bearings, Inc.(1)	97	6,673
Resolute Energy Corp.(1)	714	6,697
Rite Aid Corp.(1)	2,585	13,778
RLI Corp.	118	11,149
Rollins, Inc.	160	4,422
Rosetta Resources, Inc.(1)	134	8,032
Salix Pharmaceuticals, Ltd.(1)	80	5,740
Sanchez Energy Corp.(1)	218	6,215
Sanderson Farms, Inc.	190	12,010
Santarus, Inc.(1)	418	9,752
Saul Centers, Inc.	131	6,157
Schweitzer-Mauduit International, Inc.	204	12,624
Scorpio Tankers, Inc.	1,048	12,094
Seaboard Corp.	3	8,190
Seattle Genetics, Inc.(1)	340	13,134
SemGroup Corp., Class A	204	12,320
Sensient Technologies Corp.	197	10,270
Ship Finance International, Ltd.	273	4,518
Shutterstock, Inc.(1)	115	8,142
Signature Bank(1)	123	12,524
Six Flags Entertainment Corp.	198	7,447
Snyders-Lance, Inc.	250	7,498
Solar Capital, Ltd.	105	2,410
SolarWinds, Inc.(1)	155	5,609
South Jersey Industries, Inc.	176	10,481
Southwest Gas Corp.	274	14,867
Sovran Self Storage, Inc.	123	9,408
Spirit Airlines, Inc.(1)	277	11,953
SS&C Technologies Holdings, Inc.(1)	138	5,423
Starwood Property Trust, Inc.	392	10,070
Stepan Co.	130	7,653
STERIS Corp.	177	7,999
Stone Energy Corp.(1)	320	11,155
SunEdison, Inc.(1)	1,209	11,244
SunPower Corp.(1)	387	11,684
Supervalu, Inc.(1)	1,580	11,107
Synaptics, Inc.(1)	211	9,811
SYNNEX Corp.(1)	73	4,475
Take-Two Interactive Software, Inc.(1)	473	8,471
Tanger Factory Outlet Centers	67	2,335
Targa Resources Corp.	207	16,055
Teledyne Technologies, Inc.(1)	189	16,787
Tennant Co.	189	11,470
TiVo, Inc.(1)	471	6,260
Tootsie Roll Industries, Inc.	229	7,328
TreeHouse Foods, Inc.(1)	151	11,062
Tyler Technologies, Inc.(1)	74	7,157

13

Security		Shares	Value
UIL Holdings Corp.		264	$10,169
Ultimate Software Group, Inc.(1)		86	13,285
United Natural Foods, Inc.(1)		139	9,932
Universal Corp.		121	6,417
UNS Energy Corp.		236	11,677
ValueClick, Inc.(1)		302	5,801
Vector Group, Ltd.		144	2,328
ViaSat, Inc.(1)		101	6,678
Watsco, Inc.		124	11,816
Weis Markets, Inc.		197	10,080
West Pharmaceutical Services, Inc.		286	13,828
Westamerica Bancorporation		58	2,986
Western Refining, Inc.		423	13,650
WGL Holdings, Inc.		239	10,757
World Fuel Services Corp.		230	8,775
Yelp, Inc.(1)		192	13,008

			$1,690,083

Total Common Stocks (identified cost $5,129,751)			$5,744,179

Equity-Linked Securities (4)(5) — 2.1%

Security	Maturity Date	Shares	Value
India — 2.1%
Bajaj Finserv, Ltd.	10/26/18	430	$4,475
Bharat Forge, Ltd.	11/2/16	993	4,841
Britannia Industries, Ltd.	10/17/17	388	5,938
Castrol India, Ltd.	10/17/17	1,703	8,489
Eicher Motors, Ltd.	4/17/18	100	6,450
GlaxoSmithKline Consumer Healthcare	9/7/16	135	10,259
Jaiprakash Power Ventures, Ltd.	10/26/18	13,980	4,194
JSW Energy, Ltd.	10/26/18	5,910	4,462
Jubilant Foodworks, Ltd.	7/3/17	244	4,730
LIC Housing Finance, Ltd.	8/12/15	1,319	4,828
Mahindra & Mahindra Financial Services	11/3/15	1,007	4,632
Marico, Ltd.	10/17/17	2,500	8,637
Motherson Sumi Systems, Ltd.	10/26/18	1,057	4,646
Petronet LNG, Ltd.	10/17/17	3,000	6,060
Piramal Enterprises, Ltd.	10/9/14	950	8,697
Reliance Capital, Ltd.	10/26/18	770	4,643
Reliance Infrastructure, Ltd.	4/26/16	650	4,573
Shree Cement, Ltd.	7/20/17	125	9,030
Unitech, Ltd.	7/27/15	15,130	4,312
United Phosphorus, Ltd.	7/20/17	2,617	7,014

Total Equity-Linked Securities (identified cost $123,919)			$120,910

Investment Funds — 0.0%(6)

Security		Shares	Value
Australia — 0.0%(6)
Australian Infrastructure Fund		1,502	$10

Total Investment Funds (identified cost $4,833)			$10

14

Rights — 0.0%(6)

Security	Shares	Value
Chile — 0.0%(6)
Salfacorp SA, Exp. 11/8/13(1)	250	$0

Total Rights (identified cost $0)		$0

Short-Term Investments — 1.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(7)	$61	$60,575

Total Short-Term Investments (identified cost $60,575)		$60,575

Total Investments — 100.5% (identified cost $5,319,078)		$5,925,674

Other Assets, Less Liabilities — (0.5)%		$(30,152)

Net Assets — 100.0%		$5,895,522

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

NVDR	-	Non-Voting Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

REIT	-	Real Estate Investment Trust

(1)	Non-income producing security.

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2013, the aggregate value of these securities is $5,917 or 0.1% of the Fund’s net assets.

(3)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2013, the aggregate value of these securities is $120,910 or 2.1% of the Fund’s net assets.

(5)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (JPMorgan Chase) in addition to the market risk of the underlying security.

(6)	Amount is less than 0.05%.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended October 31, 2013 was $17.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	33.1%	$1,950,194
Euro	14.1	832,538

15

Currency	Percentage of Net Assets	Value
Japanese Yen	8.8%	$517,199
British Pound Sterling	5.6	333,736
Hong Kong Dollar	5.0	293,347
Canadian Dollar	3.3	196,983
New Taiwan Dollar	2.8	162,661
South Korean Won	2.4	142,873
Australian Dollar	2.4	141,832
Malaysian Ringgit	2.2	129,400
Thai Baht	2.2	127,960
Swiss Franc	2.0	116,694
Swedish Krona	1.7	102,261
South African Rand	1.7	100,319
Indonesian Rupiah	1.7	99,952
Brazilian Real	1.6	95,000
Singapore Dollar	1.5	88,031
Norwegian Krone	1.4	80,144
Chilean Peso	1.3	75,806
New Turkish Lira	1.3	75,024
New Zealand Dollar	1.1	65,759
Israeli Shekel	1.1	64,953
Other currency, less than 1% each	2.2	133,008

Total Investments	100.5%	$5,925,674

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	15.2%	$897,929
Industrials	13.3	782,680
Consumer Discretionary	13.0	767,684
Information Technology	12.0	708,999
Health Care	10.7	630,607
Consumer Staples	10.4	615,979
Materials	8.6	504,451
Energy	8.2	481,565
Utilities	6.3	371,250
Telecommunication Services	1.8	103,945
Short-Term Investments	1.0	60,575
Investment Funds	0.0 (1)	10

Total Investments	100.5%	$5,925,674

(1)	Amount is less than 0.05%.

The Fund did not have any financial instruments outstanding at October 31, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,328,646

Gross unrealized appreciation	$835,091
Gross unrealized depreciation	(238,063)

Net unrealized appreciation	$597,028

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

16

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$22,086	$1,769,004		$—	$1,791,090
Developed Europe	46,358	1,510,043		—	1,556,401
Developed Middle East	12,992	64,953		—	77,945
Emerging Europe	5,917	101,006		—	106,923
Latin America	133,916	95,000		—	228,916
Middle East/Africa	—	100,319		—	100,319
North America	1,882,585	—		—	1,882,585
Total Common Stocks	$2,103,854	$3,640,325	*	$—	$5,744,179
Equity-Linked Securities	$—	$120,910		$—	$120,910
Investment Funds	—	10		—	10
Short-Term Investments	—	60,575		—	60,575
Total Investments	$2,103,854	$3,821,820		$—	$5,925,674

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of January 31, 2013 whose fair value was determined using Level 3 inputs. At October 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

17

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 23, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 23, 2013